A Message to Variable Universal Life Policyowners

The U.S. stock market suffered its second consecutive down year in 2001 as internal and external forces combined to undermine confidence in the markets. While the year began with a surprise rate cut from the Federal Reserve and continued with eleven rate cuts in total, monetary policy was unable to prevent the U.S. economy from sliding into recession. The deterioration in economic and market conditions was punctuated by the tragic events of September 11th, which sent the markets into their final capitulation. As confidence grew in the country's leadership and the success of the military response, the markets found a bottom and closed the year with its first three-month streak of increases since the final quarter of 1999. However, the broadest equity market benchmarks still turned in their second straight year of losses. The Dow Jones Industrial Average dropped 7.10% in 2001, while the Standard & Poor's 500 Index fell 11.88%.

Variable Universal Life Insurance Policies are sold by prospectus only. Washington Square Securities, Inc. ("WSSI"), 20 Washington Avenue South, Minneapolis, Minnesota 55401, (612) 372-5507, Member NASD & SIPC, distributes the Variable Universal Life Insurance Policies, which are the subject of this report. WSSI and ReliaStar Life Insurance Company, the issuer of your insurance policy, are members of ING Group.

The Stock Account. On December 31, 2001, the invested assets were allocated 99.10% to 84 different stock positions with the remainder in short-term instruments. Our emphasis within the stock portfolio continues to be in issues which we believe will perform well in the current environment and tend to hold their values during market weakness.

The Money Market Account. On December 31, 2001, this portfolio held 22 different issues of short-term instruments with maturities ranging from 2 days to 12 weeks. Although the money market portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money.

The Bond Account. Corporate bonds and collaterialized mortgage obligations represented 41.86% of the net assets on December 31, 2001, with 48.76% in U.S. Government obligations and the remainder in short-term instruments. The portfolio was comprised of 31 different issues, with scheduled maturities ranging from 15 months to 30 years.

The Asset Allocation Account. On December 31, 2001, invested assets were allocated 39.46% to stocks and 54.32% to fixed income securities, with the remainder in short-term instruments. There were 84 different stock issues in the portfolio and 42 different fixed income positions.

The Outlook: The market outlook for 2002 is optimistic. All evidence points to a secular market bottom having occurred in late September 2001. The combination of the last few rate cuts, which brought real interest rates to zero, and the government stimulus due to military actions should help repair our economy. We entered 2001 with the macro environment as good as it has ever been; we ended the year with it as bad as it has ever been. We begin 2002 with an enormous amount of fear, uncertainty and confusion. We believe that as we move throughout the year, the economic climate will improve, not worsen. Past performance is not indicative of future results.


                                   Respectfully,

                                   /s/ James R. Gelder

                                   James R. Gelder
                                   Senior Vice President
                                   ReliaStar Life Insurance Company

                          INDEPENDENT AUDITOR'S REPORT


Board of Directors
ReliaStar Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of the ReliaStar United Services Variable Life Separate Account I sub-accounts (Common Stock, Money Market, Bond, and Asset Allocation) as of December 31, 2001, and the related statements of operations and changes in net assets for the each of the two years in the period then ended. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of operations and changes in net assets for the year ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the ReliaStar United Services Variable Life Separate Account I as of December 31, 2001, and the results of their operations and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.





Ernst & Young LLP

Minneapolis, Minnesota
February 15, 2002

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                        Sub-accounts
                                                                                        ------------
                                                             COMMON           MONEY                            ASSET
                                                             STOCK            MARKET           BOND          ALLOCATION
                                                          ------------     ------------    ------------     ------------
ASSETS:
Investments in USLICO Series
     Fund Portfolios, at fair value                       $  8,697,384     $    986,889    $  1,624,257     $  7,817,222

Policy loans                                                 2,470,252           77,935         122,596        1,872,151

                                                          ------------     ------------    ------------     ------------
       TOTAL ASSETS                                         11,167,636        1,064,824       1,746,853        9,689,373
                                                          ------------     ------------    ------------     ------------

LIABILITIES:
Net accrued for policy related transactions payable to
     (from) ReliaStar Life Insurance Company                   (48,093)             689          (9,540)         (21,648)

Amounts payable to ReliaStar Life Insurance Company            500,000          500,000       1,000,000        1,000,000
                                                          ------------     ------------    ------------     ------------
       TOTAL LIABILITIES                                       451,907          500,689         990,460          978,352
                                                          ------------     ------------    ------------     ------------

NET ASSETS - FOR VARIABLE LIFE
  INSURANCE POLICIES                                      $ 10,715,729     $    564,135    $    756,393     $  8,711,021
                                                          ============     ============    ============     ============

Investments basis data:
      Shares owned                                           1,169,003          986,889         173,347          900,602
      Cost                                                $ 14,782,847     $    986,889    $  1,727,547     $ 10,161,772


                See accompanying notes to financial statements.

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                    COMMON STOCK PORTFOLIO                      MONEY MARKET PORTFOLIO
                                          -----------------------------------------    -----------------------------------------
                                              2001           2000           1999           2001           2000           1999
                                          -----------    -----------    -----------    -----------    -----------    -----------
Income:
   Dividends                              $        --    $        --    $   143,838    $    32,146    $    50,722    $    38,064
Expenses:
   Mortality and expense risk charges         (51,628)       (92,275)       (78,610)        (5,074)        (4,640)        (4,440)
                                          -----------------------------------------    -----------------------------------------
Net investment income (loss)                  (51,628)       (92,275)        65,228         27,072         46,082         33,624
                                          -----------------------------------------    -----------------------------------------
Realized gains (losses) on Investments:
   Realized gain (loss) on sale of fund
       shares                                (174,992)       136,763         43,816             --             --             --
   Realized gain distributions                507,603             --      1,682,078             --             --             --
                                          -----------------------------------------    -----------------------------------------
Realized gain (loss)                          332,611        136,763      1,725,894             --             --             --
                                          -----------------------------------------    -----------------------------------------
Change in unrealized appreciation
    (depreciation) during the year         (6,706,509)    (3,206,344)     2,392,534             --             --             --
                                          -----------------------------------------    -----------------------------------------
Net increase (decrease) in net assets
    from operations                       $(6,425,526)   $(3,161,856)   $ 4,183,656    $    27,072    $    46,082    $    33,624
                                          =========================================    =========================================


[WIDE TABLE CONTINUED FROM ABOVE]

                                                        BOND PORTFOLIO                         ASSET ALLOCATION PORTFOLIO
                                          -----------------------------------------    -----------------------------------------
                                              2001           2000           1999           2001           2000           1999
                                          -----------    -----------    -----------    -----------    -----------    -----------
Income:
   Dividends                              $    84,676    $    54,427    $    78,946    $   198,928    $   127,632    $   271,600
Expenses:
   Mortality and expense risk charges          (8,488)        (8,016)        (7,983)       (40,874)       (55,586)       (51,666)
                                          -----------------------------------------    -----------------------------------------
Net investment income (loss)                   76,188         46,411         70,963        158,054         72,046        219,934
                                          -----------------------------------------    -----------------------------------------
Realized gains (losses) on Investments:
   Realized gain (loss) on sale of fund
       shares                                  (6,555)        (2,884)        (1,915)            --         93,096         14,833
   Realized gain distributions                     --             --             --        193,196          5,252        620,219
                                          -----------------------------------------    -----------------------------------------
Realized gain (loss)                           (6,555)        (2,884)        (1,915)       193,196         98,348        635,052
                                          -----------------------------------------    -----------------------------------------
Change in unrealized appreciation
    (depreciation) during the year             18,309         53,954       (122,383)    (2,462,973)    (1,008,045)       542,233
                                          -----------------------------------------    -----------------------------------------
Net increase (decrease) in net assets
    from operations                       $    87,942    $    97,481    $   (53,335)   $(2,111,723)   $  (837,651)   $ 1,397,219
                                          =========================================    =========================================


                 See accompanying notes to financial statements.

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                       Statements of Changes in Net Assets
              For the years ended December 31, 2001, 2000 and 1999

                                                      COMMON STOCK PORTFOLIO                       MONEY MARKET PORTFOLIO
                                                      ----------------------                       ----------------------
                                                 2001          2000           1999           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets from operations:
   Net investment income (loss)             $    (51,628)  $    (92,275)  $     65,228   $     27,072   $     46,082   $     33,624
   Realized gains (losses)                       332,611        136,763      1,725,894             --             --             --
   Unrealized appreciation (depreciation)
     during the year                          (6,706,509)    (3,206,344)     2,392,534             --             --             --
                                            ------------------------------------------   ------------------------------------------

Net increase (decrease) in net asset from
  operations                                  (6,425,526)    (3,161,856)     4,183,656         27,072         46,082         33,624
                                            ------------------------------------------   ------------------------------------------

Contract transactions:
   Net premium payments                        1,474,003      1,622,143      1,748,244         48,467         53,534         49,191
   Transfers between sub-accounts                  7,659         97,023         60,696         17,504         14,484         80,390
   Withdrawals and surrenders                   (938,489)    (2,059,586)    (1,506,965)       (16,469)       (27,777)       (45,376)
   Transfer of investment and operating
     results from (to) ReliaStar
     Life Insurance Company                     (465,959)      (377,717)      (319,342)       (72,628)       (40,025)       (39,931)
                                            ------------------------------------------   ------------------------------------------

   Net increase (decrease) in net assets
     from contract transactions                   77,214       (718,137)       (17,367)       (23,126)           216         44,274
                                            ------------------------------------------   ------------------------------------------
    Total increase (decrease) in net assets   (6,348,312)    (3,879,993)     4,166,289          3,946         46,298         77,898
Net assets at beginning of year               17,064,041     20,944,034     16,777,745        560,189        513,891        435,993
                                            ------------------------------------------   ------------------------------------------
Net assets at end of year                   $ 10,715,729   $ 17,064,041   $ 20,944,034   $    564,135   $    560,189   $    513,891
                                            ==========================================   ==========================================


[WIDE TABLE CONTINUED FROM ABOVE

                                                          BOND PORTFOLIO                          ASSET ALLOCATION PORTFOLIO
                                                          --------------                          --------------------------
                                                 2001          2000           1999           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets from operations:
   Net investment income (loss)             $     76,188   $     46,411   $     70,963   $    158,054   $     72,046   $    219,934
   Realized gains (losses)                        (6,555)        (2,884)        (1,915)       193,196         98,348        635,052
   Unrealized appreciation (depreciation)
     during the year                              18,309         53,954       (122,383)    (2,462,973)    (1,008,045)       542,233
                                            ------------------------------------------   ------------------------------------------

Net increase (decrease) in net asset from
  operations                                      87,942         97,481        (53,335)    (2,111,723)      (837,651)     1,397,219
                                            ------------------------------------------   ------------------------------------------

Contract transactions:
   Net premium payments                           71,324         79,983         86,080        966,333      1,059,390      1,136,970
   Transfers between sub-accounts                   (465)        (1,638)        (9,633)       (24,698)      (109,869)      (131,453)
   Withdrawals and surrenders                    (78,126)       (47,611)       (76,189)      (657,810)      (982,235)      (908,077)
   Transfer of investment and operating
     results from (to) ReliaStar
     Life Insurance Company                      (52,587)       (82,911)         2,303       (149,545)      (281,857)      (426,788)
                                            ------------------------------------------   ------------------------------------------

   Net increase (decrease) in net assets
     from contract transactions                  (59,854)       (52,177)         2,561        134,280       (314,571)      (329,348)
                                            ------------------------------------------   ------------------------------------------
    Total increase (decrease) in net assets       28,088         45,304        (50,774)    (1,977,443)    (1,152,222)     1,067,871
Net assets at beginning of year                  728,305        683,001        733,775     10,688,464     11,840,686     10,772,815
                                            ------------------------------------------   ------------------------------------------
Net assets at end of year                   $    756,393   $    728,305   $    683,001   $  8,711,021   $ 10,688,464   $ 11,840,686
                                            ==========================================   ==========================================


                 See accompanying notes to financial statements.

RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I -
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001

(1) ORGANIZATION - ReliaStar United Services Variable Life Separate Account I ("Separate Account I") was established by ReliaStar Life Insurance Company ("ReliaStar Life") in 1986 under the insurance laws of the Commonwealth of Virginia. ReliaStar Life is a wholly-owned subsidiary of ING ReliaStar Financial Corp. ("ReliaStar"), which itself is a wholly-owned subsidiary of ING Groep N.V. Separate Account I operates as a unit investment trust under the Investment Company Act of 1940 and is used to fund certain benefits for variable life insurance policies issued by ReliaStar Life. The assets of Separate Account I and its sub-accounts are the property of ReliaStar Life. The portion of Separate Account I assets applicable to the variable life policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct. The net assets maintained in the sub-accounts provide the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under the state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in ReliaStar Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

     USLICO Series Fund ("Series Fund") is an open-end diversified management investment company whose shares are sold only to ReliaStar Life and other affiliates' separate accounts.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(b) VALUATION OF INVESTMENTS - Investments in shares of the Series Fund are valued at the reported net asset value of the respective portfolios. The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2001, were:

                       Cost of Shares        Proceeds from
Sub-account               Acquired            Shares Sold
-----------            --------------        -------------
Common Stock             $ 507,603             $ 242,087
Money Market                32,146                43,734
Bond                        84,676               118,494
Asset Allocation           450,795                    --

(c) SECURITY TRANSACTIONS - Purchases and sales are recorded on the trade date based on the net asset value as of the close of the preceding business day.
(d) FEDERAL INCOME TAXES - ReliaStar Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the sub-accounts are not separate entities from ReliaStar Life, and their operations form a part of ReliaStar Life, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the sub-accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to ReliaStar Life.
(e) CHARGES DEDUCTED FROM PREMIUMS - Transfers to the sub-accounts of Separate Account I for net premiums represent gross premiums payable for a policy year, less deductions for sales loads, administrative expenses, premium taxes, risk charges and additional premiums, if any, for optional insurance benefits.
(f) NET ACCRUED FOR POLICY RELATED TRANSACTIONS - Amounts payable to (from) ReliaStar Life of New York for policy related transfers included unsettled transfers to (from) the general account, certain policy charges that are transferred periodically and gains and losses resulting from actual mortality experience.
(g) AMOUNTS PAYABLE TO RELIASTAR LIFE - The amounts payable to ReliaStar Life in each sub-account arises from the amount allocated from ReliaStar Life to facilitate commencement of operations.
(h) DIVIDENDS - Dividends received on the shares held by the sub-accounts of Separate Account I are reinvested to purchase additional shares of the applicable portfolio of the Series Fund.
(i) TRANSFER OF INVESTMENT AND OPERATING RESULTS FROM (TO) RELIASTAR LIFE - The sub-accounts transfer their investment and operating results in excess of amounts required to meet policyholder reserve and liability amounts to ReliaStar Life. When investment and operating results are insufficient to meet reserve requirements, ReliaStar Life transfers to the sub-accounts amounts sufficient to fund the deficiency. Also included in this transfer are cost of insurance charges totaling $943,600, $951,217 and $943,378 for all sub-accounts for the years ended December 31, 2001, 2000 and 1999, respectively.

(3) ADMINISTRATION AND RELATED PARTY TRANSACTIONS - A daily charge is made by ReliaStar Life against each sub-account for mortality and expense risks at an effective annual rate of .50%. The mortality risk assumed by ReliaStar Life is that the insured may live for a shorter period of time than estimated and, therefore, a greater amount of death benefits than expected will be payable in relation to the amount of premiums received. The expense risk assumed by ReliaStar Life is that expenses incurred in issuing and administering the policies will be greater than estimated. Other costs of administering Separate Account I are absorbed by ReliaStar Life.

Washington Square Securities, Inc., a direct wholly-owned ReliaStar subsidiary, acts as principal underwriter (as defined in the Investment Company Act of 1940) of Separate Account I policies. ReliaStar Investment Research, Inc., previously known as Washington Square Advisers, Inc., also a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Series Fund with respect to short-term and fixed maturity securities. Effective October 1, 1999, the sub-adviser changed from Pilgrim Baxter Value Investors, Inc. to Northstar Investment Management Corporation. Effective November 1, 1999 Northstar Investment Management Coporation changed its name to Pilgrim Advisors, Inc. Pilgrim Advisors, Inc. serves as investment sub-adviser to the Series Fund with respect to equity securities.

Certain officers and directors of ReliaStar and ReliaStar Life are also officers and directors of Washington Square Securities, Inc., the Series Fund and ReliaStar Investment Research, Inc.

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


4. FINANCIAL HIGHLIGHTS

      A summary of expense ratios, excluding expenses of the underlying funds, investment income ratios and total returns for the year ended December 31, 2001, follows:

                                                                                           INVESTMENT
                                                NET ASSETS         EXPENSE RATIO          INCOME RATIO         TOTAL RETURN
                                             -----------------     ---------------     ------------------     --------------
        Common Stock Portfolio
        December 31
                            2001                 $ 10,715,729               0.50%             0.00%               -42.04%
        Money Market Portfolio
        December 31
                            2001                      564,135               0.50%             3.17%                 2.72%
        Bond Portfolio
        December 31
                            2001                      756,393               0.50%             4.99%                 5.37%
        Asset Allocation Portfolio
        December 31
                            2001                    8,711,021               0.50%             2.43%               -21.52%

                               USLICO Series Fund
               Portfolio Manager's Report for the Stock Portfolio

Portfolio Management: Mary Lisanti, Executive Vice President and Portfolio Manager; ING Pilgrim Investments, LLC.

Goal: The USLICO Series Fund -- Stock Portfolio (the "Portfolio") seeks intermediate and long-term growth of capital. Its secondary objective is to receive a reasonable level of income.

Market Overview: The U.S. stock market suffered its second consecutive down year as internal and external forces combined to undermine confidence in the markets. While the year began with a surprise rate cut from the Federal Reserve and continued with eleven rate cuts in total, monetary policy was unable to prevent the U.S. economy from sliding into recession. The Federal Funds rate began the year at 6.50% but closed the year at 1.75%, moving past levels not seen since the early 1960's. Moving in the opposite direction, the unemployment situation ended its eight years of improvement by rising from 4.0% to 5.8% by December.

However, the deterioration in economic and market conditions was punctuated by the tragic events of September 11th, which sent the markets into their final capitulation. As confidence grew in the country's leadership and the success of the military response, the markets found a bottom and closed the year with its first three month winning streak since the final quarter of 1999. The year favored value strategies as opposed to growth, as corporate earnings deteriorated throughout the year. Of the eleven sectors in the S&P 500 Index (the "S&P 500"), only two generated gains for the year: basic materials and consumer cyclicals.

The broadest equity market benchmarks turned in their second straight year of losses. For the Dow Jones Industrial Average (the "Dow"), it was the first time the benchmark had consecutive annual losses since 1977-78. The S&P 500 and the Nasdaq Composite Index (the "Nasdaq") suffered their first back-to-back yearly losses since 1973-74. The Dow dropped 7.10% in 2001, while the S&P 500 fell 11.88%. The Nasdaq had a double-digit loss for the second year in a row, dropping 21.05% in 2001 after plunging 39.29% in 2000. Small and mid cap stocks fared much better on a relative basis in 2001, as the S&P MidCap 400 Index fell 0.61%, while the Russell 2000 Index actually gained 2.49%.

Performance: For the year ended December 31, 2001, the Portfolio, excluding any charges, fell 41.06%, as the Portfolio's strategy of investing in growth stocks was clearly out of favor. The S&P 500 dropped 11.88% for the year, although there was a wide disparity between growth and value stocks-the Russell 3000 Value Index slipped only 4.33%, while the Russell 3000 Growth Index dropped 19.63%.

Portfolio Specifics: The Portfolio began the year in a very defensive posture with significant overweights in healthcare and energy. In response to the Federal Reserve rate cuts in January, we began to move into more economically sensitive sectors such as Technology. Although we began to see signs of improvement in the late spring/early summer, in retrospect, we were several months too early in becoming more economically sensitive. We continued to use market volatility to our investors' advantage; during the last part of September, we used the weakness as an opportunity to upgrade the quality of our holdings by initiating or adding to positions on weakness. For the last quarter of 2001, the portfolio had a very strong cyclical bent, as evidenced by our two most significant themes, "The New Consumer" and "The Ubiquitous Semiconductor."

Market Outlook: The market outlook for 2002 is optimistic. All evidence points to a secular market bottom having occurred in late September 2001. The combination of the last few rate cuts, which brought real interest rates to zero, and the government stimulus due to military actions should help repair our economy. We entered 2001 with the macro environment as good as it has ever been; we ended the year with it as bad as it has ever been. We begin 2002 with an enormous amount of fear, uncertainty, and confusion. The odds are that as we move throughout the year, the economic climate will improve, not worsen.

Our strategy looking into 2002 is to focus on companies that have strong operating leverage, the potential for strong earnings growth, and an attractive valuation. We have spent a substantial amount of time analyzing turnaround stories, as these companies offer the potential for greater appreciation given the additional focus on their business above and beyond the cyclical recovery. After one of the longest and deepest bear markets since the early 1970's, we feel that there are opportunities for significant capital appreciation in the U.S. equity market. However, every recovery creates a new set of winners and losers, and this recovery will be no different. We feel that the advantage will go to active money managers that are capable of performing independent, in-depth research with a disciplined investment process.

See accompanying index descriptions

                               USLICO Series Fund
               Portfolio Manager's Report for the Stock Portfolio

                                        12/31/91   12/92     12/93     12/94     12/95     12/96
                                        --------   -----     -----     -----     -----     -----
USLICO Series Fund - Stock Portfolio    $10,000   $10,569   $11,682   $12,004   $15,836   $19,463
S&P 500 Index                           $10,000   $10,762   $11,844   $12,001   $16,511   $20,302

                                         12/97     12/98     12/99     12/00   12/31/01
                                         -----     -----     -----     -----   --------
USLICO Series Fund - Stock Portfolio    $24,340   $25,800   $33,561   $26,869   $26,759
S&P 500 Index                           $27,075   $34,813   $42,138   $38,299   $33,749


                                            Average Annual Total Returns for the
                                               Periods Ended December 31, 2001
                                            ------------------------------------
                                              1 Year       5 Year       10 Year
                                              ------       ------       -------
     USLICO Series Fund -- Stock Portfolio    -41.06%      -0.02%         0.75%
     S&P 500 Index                            -11.88%      10.70%        12.94%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of USLICO Series Fund -- Stock Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your life insurance policy. Total returns would have been lower if such expenses or charges were included.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities.

See accompanying index descriptions

                               USLICO Series Fund
               Portfolio Manager's Report for the Bond Portfolio

Portfolio Management: Robert K. Kinsey, Vice President and Senior Portfolio Manager; ING Pilgrim Investments, LLC.

Goal: The USLICO Series Fund -- Bond Portfolio (the "Portfolio") seeks a high level of income consistent with prudent risk and the preservation of capital.

Market Overview: The year 2001 has been another strong one for investment grade bonds; the widely watched Lehman Brothers Aggregate Bond Index returned 8.44%. The horrifying events in New York and Washington, DC on September 11th were initially met with a dramatic flight to quality and significant underperformance of riskier sectors. Across the globe major central banks moved quickly to flood the system with liquidity through repo and direct easings. The bonds of airlines and insurers were particularly hard hit, but all credit sectors sustained damage in the early stages of the crisis. Credit product eventually caught a bid in November as many jumbo new issues were well received by the markets. The dramatic collapse of Enron chastened holders of it's paper and related industries.

Performance: For the year ended December 31, 2001, the Portfolio, excluding any charges, returned 6.47% compared to the Lehman Brothers Aggregate Bond Index which returned 8.44% for the same period.

Portfolio Specifics: The Portfolio produced positive returns this year, and it has a greater exposure to more liquid names than in the past. We added bonds issued by Bristol Squibb Myers, Disney, Wells Fargo, GMAC, Ford, ConAgra, Campbells Soup, Progress Energy, and Exelon at cheaper levels in the weeks following the terrorist attack. Moreover, we extended the duration of our Worldcom and Province of Quebec holdings in order to increase our spread duration. We remain neutral on mortgages, asset-backed securities, and agencies, and market weight the long end of the curve.

Market Outlook: Despite the fact that the U.S. is now officially in recession, we believe that many spread sectors are priced for just such an environment. While we remain highly selective as to particular issuers, we are net buyers of risk. That is, we continue to add spread product and spread duration; and in the fourth quarter of 2001 we lowered our credit quality by adding BBB rated issues. The frequency and size of the Federal Reserves easings in 2001 is unprecedented, and increased federal spending will surely lead to an increase in the issuance of Treasuries. While the direction of rates is harder to forecast, the general trend in 2002 is likely to be upwards as capital markets begin to anticipate an economic recovery.

See accompanying index descriptions

                               USLICO Series Fund
               Portfolio Manager's Report for the Bond Portfolio

                                         12/31/91   12/92     12/93     12/94     12/95     12/96
                                         --------   -----     -----     -----     -----     -----
USLICO Series Fund - Bond Portfolio      $10,000   $10,774   $11,903   $11,460   $13,531   $13,897
Lehman Brothers Aggregate Bond Index     $10,000   $10,740   $11,787   $11,443   $13,556   $14,049

                                          12/97     12/98     12/99     12/00   12/31/01
                                          -----     -----     -----     -----   --------
USLICO Series Fund - Bond Portfolio      $14,882   $15,522   $15,076   $16,092   $17,121
Lehman Brothers Aggregate Bond Index     $15,404   $16,743   $16,606   $18,537   $20,101

                                            Average Annual Total Returns for the
                                              Periods Ended December 31, 2001
                                            ------------------------------------
                                            1 Year        5 Year        10 Year
                                            ------        ------        -------
     USLICO Series Fund -- Bond Portfolio    6.47%         0.81%         0.53%
     Lehman Brothers Aggregate Bond Index    8.44%         7.43%         7.23%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of USLICO Series Fund--Bond Portfolio against the Lehman Brothers Aggregate Bond Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your life insurance policy. Total returns would have been lower if such expenses or charges were included.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

Principal Risk Factor(s): Credit, interest rate and other risks that accompany debt instruments.

See accompanying index descriptions

                               USLICO Series Fund
         Portfolio Managers' Report for the Asset Allocation Portfolio

Portfolio Management Team: Mary Lisanti, Executive Vice President and Portfolio Manager; Robert K. Kinsey, Vice President and Senior Portfolio Manager; ING Pilgrim Investments, LLC.

Goal: The USLICO Series Fund -- Asset Allocation Portfolio (the "Portfolio") seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

Equity Market Overview: The U.S. stock market suffered its second consecutive down year as internal and external forces combined to undermine confidence in the markets. While the year began with a surprise rate cut from the Federal Reserve and continued with eleven rate cuts in total, monetary policy was unable to prevent the U.S. economy from sliding into recession. The Federal Funds rate began the year at 6.50% but closed the year at 1.75%, moving past levels not seen since the early 1960's. Moving in the opposite direction, the unemployment situation ended its eight years of improvement by rising from 4.0% to 5.8% by December.

However, the deterioration in economic and market conditions was punctuated by the tragic events of September 11th, which sent the markets into their final capitulation. As confidence grew in the country's leadership and the success of the military response, the markets found a bottom and closed the year with its first three month winning streak since the final quarter of 1999. The year favored value strategies as opposed to growth, as corporate earnings deteriorated throughout the year. Of the eleven sectors in the S&P 500 Index (the "S&P 500"), only two generated gains for the year: basic materials and consumer cyclicals.

The broadest equity market benchmarks turned in their second straight year of losses. For the Dow Jones Industrial Average (the "Dow"), it was the first time the benchmark had consecutive annual losses since 1977-78. The S&P 500 and the Nasdaq Composite Index (the "Nasdaq") suffered their first back-to-back yearly losses since 1973-74. The Dow dropped 7.10% in 2001, while the S&P 500 fell 11.88%. The Nasdaq had a double-digit loss for the second year in a row, dropping 21.05% in 2001 after plunging 39.29% in 2000. Small and mid cap stocks fared much better on a relative basis in 2001, as the S&P MidCap 400 Index fell 0.61%, while the Russell 2000 Index actually gained 2.49%.

Bond Market Overview: The year 2001 has been another strong one for investment grade bonds; the widely watched Lehman Brothers Aggregate Bond Index returned 8.44%. The horrifying events in New York and Washington, DC on September 11th were initially met with a dramatic flight to quality and significant underperformance of riskier sectors. Across the globe major central banks moved quickly to flood the system with liquidity through repo and direct easings. The bonds of airlines and insurers were particularly hard hit, but all credit sectors sustained damage in the early stages of the crisis. Credit product eventually caught a bid in November as many jumbo new issues were well received by the markets. The dramatic collapse of Enron chastened holders of it's paper and related industries.

Performance: For the year ended December 31, 2001, the Portfolio, excluding any charges, returned -20.09% compared to the S&P 500 Index which returned -11.88% and the Lehman Brothers Aggregate Bond Index which returned 8.44% for the same period.

Portfolio Specifics: The equity portion of the Portfolio began the year in a very defensive posture with significant overweights in healthcare and energy. In response to the Federal Reserve rate cuts in January, we began to move into more economically sensitive sectors such as Technology. Although we began to see signs of improvement in the late spring/early summer, in retrospect, we were several months too early in becoming more economically sensitive. We continued to use market volatility to our investors' advantage; during the last part of September, we used the weakness as an opportunity to upgrade the quality of our holdings by initiating or adding to positions on weakness. For the last quarter of 2001, the equity portion of the portfolio had a very strong cyclical bent, as evidenced by our two most significant themes, "The New Consumer" and "The Ubiquitous Semiconductor."

The fixed income portion of the Portfolio produced positive returns this year, and it has a greater exposure to more liquid names than in the past. We added bonds issued by Bristol Squibb Myers, Disney, Wells Fargo, GMAC, Ford, ConAgra, Campbells Soup, Progress Energy, and Exelon at cheaper levels in the weeks following the terrorist attack. Moreover, we extended the duration of our Worldcom and Province of Quebec holdings in order to increase our spread duration. We remain neutral on mortgages, asset-backed securities, and agencies, and market weight the long end of the curve.

Market Outlook: The market outlook for 2002 is optimistic. All evidence points to a secular market bottom having occurred in late September 2001. The combination of the last few rate cuts, which brought real interest rates to zero, and the government stimulus due to military actions should help repair our economy. We entered 2001 with the macro environment as good as it has ever been; we ended the year with it as bad as it has ever been. We begin 2002 with an enormous amount of fear, uncertainty, and confusion. The odds are that as we move throughout the year, the economic climate will improve, not worsen.

Our strategy looking into 2002 is to focus on companies that have strong operating leverage, the potential for strong earnings growth, and an attractive valuation. We have spent a substantial amount of time analyzing turnaround stories, as these companies offer the potential for greater appreciation given the additional focus on their business above and beyond the cyclical recovery. After one of the longest and deepest bear markets since the early 1970's, we feel that there are opportunities for significant capital appreciation in the U.S. equity market. However, every recovery creates a new set of winners and losers, and this recovery will be no different. We feel that the advantage will go to active money managers that are capable of performing independent, in-depth research with a disciplined investment process.

Despite the fact that the U.S. is now officially in recession, we believe that many spread sectors are priced for just such an environment. While we remain highly selective as to particular issuers, we are net buyers of risk. That is, we continue to add spread product and spread duration; and in the fourth quarter of 2001 we lowered our credit quality by adding BBB rated issues. The frequency and size of the Federal Reserves easings in 2001 is unprecedented, and increased federal spending will surely lead to an increase in the issuance of Treasuries. While the direction of rates is harder to forecast, the general trend in 2002 is likely to be upwards as capital markets begin to anticipate an economic recovery.

                                                   12/31/91   12/92     12/93     12/94     12/95     12/96
                                                   --------   -----     -----     -----     -----     -----
USLICO Series Fund - Asset Allocation Portfolio    $10,000   $10,747   $11,911   $11,752   $14,708   $16,538
S&P 500 Index                                      $10,000   $10,762   $11,844   $12,001   $16,511   $20,302
Lehman Brothers Aggregate Bond Index               $10,000   $10,740   $11,787   $11,443   $13,556   $14,049

                                                    12/97     12/98     12/99     12/00   12/31/01
                                                    -----     -----     -----     -----   --------
USLICO Series Fund - Asset Allocation Portfolio    $19,287   $20,349   $23,422   $21,162   $16,919
S&P 500 Index                                      $27,075   $34,813   $42,138   $38,299   $33,749
Lehman Brothers Aggregate Bond Index               $15,404   $16,743   $16,606   $18,537   $20,101

                                            Average Annual Total Returns for the
                                              Periods Ended December 31, 2001
                                            ------------------------------------
                                             1 Year        5 Year       10 Year
                                             ------        ------       -------
      USLICO Series Fund -- Asset
        Allocation Portfolio                 -20.09%        0.33%        0.62%
      S&P 500 Index                          -11.88%       10.70%       12.94%
      Lehman Brothers Aggregate Bond Index     8.44%        7.43%        7.23%

Based on a $10,000 initial investment, the graph and table illustrate the total return of the USLICO Series Fund -- Asset Allocation Portfolio against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Portfolio since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The
Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your life insurance policy. Total returns would have been lower if such expenses or charges were included.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. Credit, interest rate and other risks that accompany debt instruments.

                               USLICO Series Fund
            Portfolio Managers' Report for the Money Market Portfolio

Portfolio Management Team: Denis P. Jamison, CFA, Roseann G. McCarthy -- Co Portfolio Managers; ING Pilgrim Investments, LLC.

Goal: The USLICO Money Market Portfolio (the "Portfolio") seeks to provide a high level of current income while preserving capital and liquidity. The Portfolio may achieve this objective by investing in short-term U.S. Government Securities and U.S. dollar denominated high quality money market instruments. Money market securities are considered high quality if rated A-1 or better by Standard & Poor's Ratings Group or P-1 by Moody's Investor Services, Inc. These securities are determined to present minimal credit risk. The Portfolio may also invest in repurchase agreements.

Market Overview: The question of if the U.S. economy was in a recession was answered during the fourth quarter. The National Bureau of Economic Research announced that the domestic economy slid into a recession in March 2001, ending an unprecedented decade of expansion. The devastating attacks on September 11th only helped to exacerbate the effects of an already faltering economy. Accordingly, the Federal Reserve continued to aggressively guide short-term interest rates lower to help domestic growth emerge out of the doldrums. During the past year, the Federal Reserve set a new standard for easing monetary policy. The committee lowered the overnight federal funds rate eleven times. At the start of the year, the overnight rate was at a ten-year high of 6.50%, but ended the year at its current thirty-year low of 1.75%. This easing cycle has been by far one of the most aggressive in Federal Reserve history.

While some aspects of the economy seemed to benefit from the Fed's actions, others did not. The consumer sector of the economy has been remarkably resilient. The housing sector, propped by historically low mortgage rates, remained the bright spot of the economy. Additionally, auto sales, spurred by zero percent financing, rose to record levels. Consumer confidence rebounded to levels seen before the terrorist attacks. In contrast, the business sector has not fared as well, although recent data has been less negative. Durable goods orders have fallen and manufacturers continue to drain inventories and reduce payrolls. The employment picture remains questionable. Initial jobless claims seem to be stabilizing, but layoffs continue to filter through the news. The economy appears to be on the path to recovery, however the expansion may be fairly muted.

Portfolio Specifics: The average maturity of the portfolio was less than 30 days at the end of the year. We extended the average maturity of the portfolio during the year in anticipation of lower rates. Our investment approach allows us to invest daily maturities in commercial paper that offers the best level compared to the targeted Federal Funds rate on any given day. Additionally, we have added U.S. Government Treasury Bills to the Portfolio. At the end of the year, the Portfolio consisted primarily of top tier commercial paper with a portion invested in U.S. Government Treasury Bills.

Market Outlook: Clearly, with 4.75% of rate cuts behind us, the end of the easing cycle is near. We anticipate the Federal Reserve will lower short-term interest rates another .25% at the January Federal Open Market Committee meeting. This final cut will help to insure an economic recovery takes root. The outlook has brightened considerably over the past few weeks in response to an accommodative Fed coupled with the prospect of more stimulative fiscal policy by the summer. Moreover, the equity markets appear to have stabilized and energy prices are considerably lower than a year ago. We expect the Federal Reserve to remain on the sidelines until inflation begins to heat up, at which point the committee will adjust monetary policy accordingly.

Principal Risk Factor(s): An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

See accompanying index descriptions

                               Index Descriptions
--------------------------------------------------------------------------------

The S&P 500 Index is a widely recognized unmanaged index of 500 common stocks.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed income securities.

The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market & SmallCap stocks.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                               USLICO Series Fund
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                             Money                             Asset
                                                           Stock             Market           Bond           Allocation
                                                          Portfolio         Portfolio       Portfolio         Portfolio
                                                        ------------      ------------     ------------      ------------
Assets:
Cash                                                    $        277      $         81     $        267      $      1,222
Investments in securities, at market value*               14,836,771                --        2,578,729        11,958,241
Short-term securities, at amortized cost                     321,000         6,405,326          222,000         1,004,000
Dividends receivable                                             289                --               --                97
Interest receivable                                               13                --           27,250            90,187
Receivable for investment securities sold                    336,596                --               --           107,912
Prepaid expenses                                                 201                63               29               135
Receivable due from manager                                   25,956            21,698           32,686            32,364
                                                        ------------      ------------     ------------      ------------
     Total assets                                         15,521,103         6,427,168        2,860,961        13,194,158
                                                        ------------      ------------     ------------      ------------
Liabilities:
Payable for investment securities purchased                  491,734                --               --           390,354
Payable to affiliates                                         12,667             6,052            3,454            12,028
Other accrued expenses and liabilities                        44,207            21,384           11,830            39,618
                                                        ------------      ------------     ------------      ------------
     Total liabilities                                       548,608            27,436           15,284           442,000
                                                        ------------      ------------     ------------      ------------
Net assets                                              $ 14,972,495      $  6,399,732     $  2,845,677      $ 12,752,158
                                                        ============      ============     ============      ============
Net asset value per share                               $       7.32      $       1.00     $       9.41      $       8.64
Shares outstanding (unlimited authorized)                  2,045,251         6,399,729          302,486         1,475,817
Net assets consist of:
Paid-in capital ($0.001 par value)                      $ 28,234,134      $  6,399,729     $  2,987,230      $ 17,457,534
Undistributed net investment income                               --                --           94,991           222,653
Accumulated net realized gain (loss) on investments      (14,961,638)                3         (238,968)       (5,503,345)
Net unrealized appreciation of investments                 1,699,999                --            2,424           575,316
                                                        ------------      ------------     ------------      ------------
  Net assets                                            $ 14,972,495      $  6,399,732     $  2,845,677      $ 12,752,158
                                                        ============      ============     ============      ============
*Cost of securities                                     $ 13,136,772      $         --     $  2,576,305      $ 11,382,925

See accompanying notes to financial statements.

                               USLICO Series Fund
                                 Stock Portfolio
                            Portfolio of Investments
                             As of December 31, 2001

  Shares                                                                Value
  ------                                                                -----
COMMON STOCK: 99.10%
                        Airlines: 0.98%
    7,900               Southwest Airlines                            $  145,992
                                                                      ----------
                                                                         145,992
                                                                      ----------
                        Apparel: 5.60%
    7,100        @      Coach, Inc.                                      276,758
    5,800        @      Jones Apparel Group, Inc.                        192,386
    3,000               Liz Claiborne, Inc.                              149,250
    3,900               Nike, Inc.                                       219,336
                                                                      ----------
                                                                         837,730
                                                                      ----------
                        Biotechnology: 4.62%
    4,200        @      Affymetrix, Inc.                                 158,550
    2,700        @      IDEC Pharmaceuticals Corp.                       186,111
    7,900        @      Immunomedics, Inc.                               160,054
    3,000        @      InterMune, Inc.                                  147,780
      900        @      Transkaryotic Therapies, Inc.                     38,520
                                                                      ----------
                                                                         691,015
                                                                      ----------
                        Chemicals: 1.11%
    2,100        @      Cabot Microelectronics Corp.                     166,425
                                                                      ----------
                                                                         166,425
                                                                      ----------
                        Commercial Services: 2.20%
    5,100        @      AMN Healthcare Services, Inc.                    139,740
    5,600        @      Weight Watchers Intl., Inc.                      189,392
                                                                      ----------
                                                                         329,132
                                                                      ----------
                        Computers: 8.44%
    1,600        @      Affiliated Computer Services, Inc.               169,808
    7,400        @      Brocade Communications System                    245,088
   10,600        @      Concurrent Computer Corp.                        157,410
    4,500        @      Manhattan Associates, Inc.                       131,175
    7,500        @      Numerical Technologies, Inc.                     264,000
    6,600        @      Veritas Software Corp.                           295,878
                                                                      ----------
                                                                       1,263,359
                                                                      ----------
                        Diversified Financial Services: 0.81%
    1,300               Goldman Sachs Group, Inc.                        120,575
                                                                      ----------
                                                                         120,575
                                                                      ----------
                        Electrical Components & Equipment: 1.11%
    4,600        @      Wilson Greatbatch Technologies, Inc.             166,060
                                                                      ----------
                                                                         166,060
                                                                      ----------
                        Electronics: 3.45%
    3,200     @,@@      Flextronics Intl. Ltd.                            76,768
    6,400        @      Photon Dynamics, Inc.                            292,160
    7,400        @      Sanmina Corp.                                    147,260
                                                                      ----------
                                                                         516,188
                                                                      ----------
                        Entertainment: 1.73%
    3,800        @      International Game Technology                    259,540
                                                                      ----------
                                                                         259,540
                                                                      ----------
                        Healthcare-Products: 1.46%
    4,400        @      Guidant Corp.                                    219,120
                                                                      ----------
                                                                         219,120
                                                                      ----------
                        Healthcare-Services: 1.09%
    7,500        @      AMERIGROUP Corp.                                 163,500
                                                                      ----------
                                                                         163,500
                                                                      ----------
                        Home Builders: 1.52%
    2,000               Centex Corp.                                     114,180
    3,500               DR Horton, Inc.                                  113,610
                                                                      ----------
                                                                         227,790
                                                                      ----------
                        Home Furnishings: 0.76%
    3,300        @      Polycom, Inc.                                    113,520
                                                                      ----------
                                                                         113,520
                                                                      ----------
                        Internet: 5.02%
    2,900        @      eBay, Inc.                                       194,010
    3,100        @      Internet Security Systems                         99,386
    8,500        @      Network Associates, Inc.                         219,725
   14,400        @      Riverstone Networks, Inc.                        239,040
                                                                      ----------
                                                                         752,161
                                                                      ----------
                        Leisure Time: 0.61%
    3,200        @      Travelocity.com                                   91,872
                                                                      ----------
                                                                          91,872
                                                                      ----------
                        Media: 2.11%
    6,200        @      Clear Channel Communications                     315,642
                                                                      ----------
                                                                         315,642
                                                                      ----------
                        Oil & Gas: 3.61%
    2,420               Apache Corp.                                     120,710
    5,000               Ensco Intl., Inc.                                124,250
    4,200               GlobalSantaFe Corp.                              119,784
    5,100        @      Nabors Industries, Inc.                          175,083
                                                                      ----------
                                                                         539,827
                                                                      ----------
                        Oil & Gas Services: 6.02%
    8,200               Baker Hughes, Inc.                               299,054
    5,100        @      BJ Services Co.                                  165,495
    3,400        @      Cooper Cameron Corp.                             137,224

See accompanying notes to financial statements.

                               USLICO Series Fund
                                 Stock Portfolio
                            Portfolio of Investments
                       As of December 31, 2001 (Continued)

  Shares                                                                Value
  ------                                                                -----
    5,600        @      Smith Intl., Inc.                             $  300,272
                                                                      ----------
                                                                         902,045
                                                                      ----------
                        Packaging & Containers: 0.98%
    8,300        @      Pactiv Corp.                                     147,325
                                                                      ----------
                                                                         147,325
                                                                      ----------
                        Pharmaceuticals: 9.32%
    5,900        @      Abgenix, Inc.                                    198,476
    4,800     @,@@      Biovail Corp.                                    270,000
    2,800        @      CV Therapeutics, Inc.                            145,656
    1,700        @      Gilead Sciences, Inc.                            111,724
    7,600        @      ISIS Pharmaceuticals, Inc.                       168,644
    3,200        @      Neurocrine Biosciences, Inc.                     164,192
    5,900        @      Sepracor, Inc.                                   336,654
                                                                      ----------
                                                                       1,395,346
                                                                      ----------
                        Retail: 9.50%
    3,100        @      Copart, Inc.                                     112,747
    4,100               Darden Restaurants, Inc.                         145,140
    3,700               Lowe's Cos.                                      171,717
   11,100        @      Office Depot, Inc.                               205,794
    6,400               Pier 1 Imports, Inc.                             110,976
   10,000        @      Staples, Inc.                                    187,000
    3,800               Tiffany & Co.                                    119,586
    1,400        @      Tricon Global Restaurants, Inc.                   68,880
    7,000        @      Williams-Sonoma, Inc.                            300,300
                                                                      ----------
                                                                       1,422,140
                                                                      ----------
                        Semiconductors: 19.29%
   13,400        @      ATI Technologies, Inc.                           170,180
    3,400        @      Broadcom Corp.                                   138,958
    6,600        @      ESS Technology                                   140,316
    8,800        @      Fairchild Semiconductor Intl., Inc.              248,160
    4,200     @,@@      Genesis Microchip, Inc.                          277,704
    5,600        @      Intersil Corp.                                   180,600
    7,700     @,@@      Marvell Technology Group Ltd.                    275,814
    4,900        @      Microchip Technology, Inc.                       189,826
    4,900        @      Micron Technology, Inc.                          151,900
    4,600        @      National Semiconductor Corp.                     141,634
    1,100        @      Novellus Systems, Inc.                            43,395
    5,000        @      Nvidia Corp.                                     334,500
    8,200     @,@@      O2Micro Intl. Ltd.                               197,210
    5,500        @      Semtech Corp.                                    196,295
   21,000     @,@@      United Microelectronics ADR                      201,600
                                                                      ----------
                                                                       2,888,092
                                                                      ----------
                        Software: 4.33%
      700        @      Advent Software, Inc.                             34,965
    3,700        @      Electronic Arts, Inc.                            221,815
    4,300        @      PDF Solutions, Inc.                               90,300
    2,400        @      Peoplesoft, Inc.                                  96,480
    6,000        @      Seachange Intl., Inc.                            204,720
                                                                      ----------
                                                                         648,280
                                                                      ----------
                        Telecommunications: 3.43%
    6,000        @      Aeroflex, Inc.                                   113,580
    6,000        @      Emulex Corp.                                     237,060
    8,500        @      RF Micro Devices, Inc.                           163,455
                                                                      ----------
                                                                         514,095
                                                                      ----------
                        Total Common Stock
                          (Cost $13,136,772)                          14,836,771
                                                                      ----------

  Principal
   Amount                                                                Value
   ------                                                                -----
SHORT-TERM INVESTMENTS: 2.14%
             Repurchase Agreement: 2.14%
$ 321,000    State Street Repurchase Agreement,
             1.500%, due 01/02/02,
             (Collateralized by $310,000 U.S.
             Treasury Notes, 5.750%, Due
             11/15/05, Market Value $328,443)                      $    321,000
                                                                   ------------
             Total Short-Term Investments
             (Cost $321,000)                                            321,000
                                                                   ------------

Total Investments in Securities
  (Cost $13,457,772)*                                101.24%       $ 15,157,771
Other Assets and Liabilities-Net                      -1.24%           (185,276)
                                                     ------        ------------
Net Assets                                           100.00%       $ 14,972,495
                                                     ------        ============

* Cost for federal income tax purposes is $13,896,712. Net unrealized appreciation consists of:

         Gross Unrealized Appreciation                              $ 1,504,330
         Gross Unrealized Depreciation                                 (243,272)
                                                                    -----------
         Net Unrealized Appreciation                                $ 1,261,058
                                                                    ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt

See accompanying notes to financial statements.

                               USLICO Series Fund
                             Money Market Portfolio
                            Portfolio of Investments
                             As of December 31, 2001

Principal
 Amount                                                                 Value
 ------                                                                 -----
COMMERCIAL PAPER: 76.91%

$  300,000     Alfa Corp., 2.200%, due 01/14/02                     $   299,760
   300,000     American Express Credit Corp.,
               1.820%, due 02/19/02                                     299,257
   280,000     Becton Dickinson + Co.,
               1.800%, due 03/11/02                                     279,034
   300,000     Coca Cola Co., 1.870%, due
               02/22/02                                                 299,190
   150,000     Corporate One Credit Union,
               1.840%, due 01/17/02                                     149,877
   300,000     General Electric Capital Corp.,
               1.800%, due 03/27/02                                     298,725
   300,000     Goldman Sachs Group, 2.250%,
               due 01/23/02                                             299,587
   300,000     Kraft Foods, Inc., 1.900%, due 01/14/02                  299,794
   300,000     Mid States Corp. Federal Credit
               Union, 1.870%, due 01/15/02                              299,782
   300,000     Minnesota Mining + Manufacturing Co., 1.750%,
               due 03/15/02                                             298,935
   300,000     Nike, Inc., 1.870%, due 01/08/02                         299,891
   300,000     Philip Morris Capital Corp., 1.860%, due 01/18/02        299,737
   300,000     Pitney Bowes, Inc., 1.900%, due 01/11/02                 299,842
   300,000     Salomon Smith Barney Holdings, 1.750%, due 01/11/02      299,854
   300,000     USAA Capital Corp., 2.130%, due 02/21/02                 299,095
   300,000     Verizon Network, 2.160%, due 01/23/02                    299,604
   300,000     Wisconsin Corp. Central Credit
               Union, 1.860%, due 01/16/02                              299,767
                                                                      ---------
               Total Commercial Paper (Cost $4,921,731)               4,921,731
                                                                      ---------
U.S. TREASURY OBLIGATIONS: 23.09%
               United States Treasury Bill,
   500,000
               1.780%, due 02/07/02                                     499,085
   300,000     United States Treasury Bill,
               2.010%, due 01/24/02                                     299,615
   350,000     United States Treasury Bill,
               1.825%, due 02/14/02                                     349,219
   330,000     United States Treasury Bill,
               2.210%, due 01/17/02                                     329,676
                                                                      ---------
               Total U.S. Treasury Obligations
               (Cost $1,477,595)                                      1,477,595
                                                                      ---------

  Principal
   Amount                                                               Value
   ------                                                               -----
REPURCHASE AGREEMENT: 0.09%

$   6,000      State Street Repurchase Agreement, 1.500%,
                 due 01/02/02, (Collateralized by $5,000 U.S.
                 Treasury Bonds, 7.625%, Due 02/15/25, Market
                 Value $6,269)                                      $     6,000
                                                                    -----------
               Total Repurchase Agreement (Cost $6,000)                   6,000
                                                                    -----------

Total Investments in Securities (Cost $6,405,326)      100.09%      $ 6,405,326
Other Assets and Liabilities-Net                        -0.09%           (5,594)
                                                       ------       -----------
Net Assets                                             100.00%      $ 6,399,732
                                                       ======       ===========

                                                                      Percentage
                                                                        of Net
          Industry                                                      Assets
          --------                                                      ------
Athletic Footwear                                                          4.69%
Beverages -- Non-Alcoholic                                                 4.68%
Diversified Financial Services                                             9.35%
Diversified Manufacturing                                                  4.67%
Diversified Operations                                                     4.67%
Finance -- Credit Cards                                                    4.68%
Finance -- Investment Banker/Broker                                        9.37%
Finance -- Other Services                                                  4.68%
Food -- Diversified                                                        4.68%
Government                                                                23.09%
Medical Products                                                           4.36%
Multi-Line Insurance                                                       4.68%
Office Automation                                                          4.69%
S&L/Thrifts -- Central US                                                 11.71%
Repurchase Agreements                                                      0.09%
Other Assets and                                                          -0.09%
                                                                         ------
Liabilities, Net                                                         100.00%
                                                                         ======

See accompanying notes to financial statements.

                               USLICO Series Fund
                                 Bond Portfolio
                            Portfolio of Investments
                             As of December 31, 2001

  Principal
   Amount                                                               Value
   ------                                                               -----
CORPORATE BONDS: 35.93%
                        Auto Manufacturers: 1.83%
$  50,000               DaimlerChrysler NA Holding
                        Corp., 7.750%, due 01/18/11                 $     51,963
                                                                    ------------
                        Building Materials: 3.52%
  100,000         @@    Nexfor, Inc., 6.875%, due 11/15/05               100,247
                                                                    ------------
                        Diversified Financial Services: 10.32%
  100,000               Ford Motor Credit Co., 2.498%,
                          due 04/28/05                                    93,158
   50,000               Ford Motor Credit Co., 7.875%,
                          due 06/15/10                                    50,785
  100,000               General Motors Acceptance
                          Corp., 2.740%, due 07/21/04                     96,711
   50,000               Pemex Project Funding Master
                          Trust, 9.125%, due 10/13/10                     53,125
  100,000         **    United Cos. Financial Corp., 9.350%,
                          due 11/02/99                                        --
                                                                    ------------
                                                                         293,779
                                                                    ------------
                        Electric: 3.58%
   50,000         @@    Empresa Nacional de Electricidad SA,
                          8.500%, due 04/01/09                            51,069
   50,000               Exelon Corp., 6.750%, due 05/01/11                50,763
                                                                    ------------
                                                                         101,832
                                                                    ------------
                        Food: 3.78%
   50,000               Delhaize America, Inc., 8.125%,
                          due 04/15/11                                    54,971
   50,000               Kroger Co., 7.500%, due 04/01/31                  52,643
                                                                    ------------
                                                                         107,614
                                                                    ------------
                        Home Builders: 3.70%
  100,000               Pulte Homes, Inc., 9.500%, due 04/01/03          105,200
                                                                    ------------
                        Media: 1.76%
   50,000               Walt Disney Co., 4.500%, due 09/15/04             49,956
                                                                    ------------
                        Regional(state/province): 1.97%
   50,000         @@    Province of Quebec, 7.500%, due 09/15/29          55,945
                                                                    ------------
                        Telecommunications: 5.47%
   50,000         @@    British Telecommunications PLC,
                          8.375%, due 12/15/10                            55,452
   50,000               Qwest Capital Funding, Inc.,
                          7.250%, due 02/15/11                            48,803
$  50,000               WorldCom, Inc., 7.500%, due 05/15/11        $     51,520
                                                                    ------------
                                                                         155,775
                                                                    ------------
                        Total Corporate Bonds (Cost $1,021,580)        1,022,311
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO): 5.93%
                        Mortgage -- Commercial: 3.59%
  100,000          #    Allied Capital Commercial Mortgage
                          Trust, 6.710%, due 12/25/04                    102,216
                                                                    ------------
                        Mortgage -- Residential: 2.34%
   66,551               Amresco Residential Securities Mortgage
                          Loan Trust, 2.750%, due 01/25/28                66,659
                                                                    ------------
                        Total CMO's (Cost $167,708)                      168,875
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 40.46%
                        Federal Home Loan Mortgage
                          Corporation: 3.22%
   50,000               6.750%, due 03/15/31                              53,334
   37,164               8.477%, due 12/01/26                              38,293
                                                                    ------------
                                                                          91,627
                                                                    ------------
                        Federal National Mortgage
                          Association: 37.24%
   98,802               6.420%, due 06/01/11                             101,056
   15,229               6.430%, due 07/01/27                              15,868
    5,105               6.437%, due 07/01/27                               5,296
  200,000               6.500%, due 12/01/31                             200,387
  100,000               6.625%, due 10/15/07                             107,900
   50,000               6.625%, due 11/15/30                              52,482
  348,146               7.500%, due 07/01/21                             360,495
  209,039               7.500%, due 11/01/29                             216,382
                                                                    ------------
                                                                       1,059,866
                                                                    ------------
                        Total U.S. Government Agency
                          Obligations (Cost $1,144,882)                1,151,493
                                                                    ------------
U.S. TREASURY OBLIGATIONS: 8.30%

  200,000               United States Treasury Bond, 5.250%,
                          due 02/15/29                                   187,835
   50,000               United States Treasury Note, 3.500%,
                          due 11/15/06                                    48,215
                                                                    ------------
                                                                         236,050
                                                                    ------------
                        Total U.S. Treasury Obligations
                          (Cost $242,135)                                236,050
                                                                    ------------
                        Total Long-Term Investments
                          (Cost $2,576,305)                            2,578,729
                                                                    ------------

See accompanying notes to financial statements.

                               USLICO Series Fund
                                 Bond Portfolio
                            Portfolio of Investments
                       As of December 31, 2001 (Continued)

  Principal
   Amount                                                                Value
   ------                                                                -----
SHORT-TERM INVESTMENTS: 7.80%
               Repurchase Agreement: 7.80%
$ 222,000      State Street Repurchase Agreement, 1.500%
                 due 01/02/02, (Collateralized by $200,000
                 U.S. Treasury Bonds, 9.125%, Due 05/15/09,
                 Market Value $226,663)                             $   222,000
                                                                    -----------
               Total Short-Term Investments (Cost $222,000)             222,000
                                                                    -----------

Total Investments in Securities (Cost $2,798,305)*        98.42%    $ 2,800,729
Other Assets and Liabilities-Net                           1.58%         44,948
                                                         ------     -----------
Net Assets                                               100.00%    $ 2,845,677
                                                         ======     ===========

* Cost for federal income tax purposes is $2,798,074. Net unrealized appreciation consists of:

     Gross Unrealized Appreciation                                  $    19,915
     Gross Unrealized Depreciation                                      (17,260)
                                                                    -----------
     Net Unrealized Appreciation                                    $     2,655
                                                                    ===========

@@   Foreign Issuer
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
**   Defaulted Security

See accompanying notes to financial statements.

                               USLICO Series Fund
                           Asset Allocation Portfolio
                            Portfolio of Investments
                             As of December 31, 2001

  Shares                                                                Value
  ------                                                                -----
COMMON STOCK: 39.46%
                       Airlines: 0.39%
    2,700              Southwest Airlines                            $    49,896
                                                                     -----------
                                                                          49,896
                                                                     -----------
                       Apparel: 2.16%
    2,300        @     Coach, Inc.                                        89,654
    1,900        @     Jones Apparel Group, Inc.                          63,023
    1,000              Liz Claiborne, Inc.                                49,750
    1,300              Nike, Inc.                                         73,112
                                                                     -----------
                                                                         275,539
                                                                     -----------
                       Biotechnology: 1.93%
    1,400        @     Affymetrix, Inc.                                   52,850
    1,000        @     IDEC Pharmaceuticals Corp.                         68,930
    2,600        @     Immunomedics, Inc.                                 52,676
    1,100        @     InterMune, Inc.                                    54,186
      400        @     Transkaryotic Therapies, Inc.                      17,120
                                                                     -----------
                                                                         245,762
                                                                     -----------
                       Chemicals: 0.44%
      700        @     Cabot Microelectronics Corp.                       55,475
                                                                     -----------
                                                                          55,475
                                                                     -----------
                       Commercial Services: 0.87%
    1,700        @     AMN Healthcare Services, Inc.                      46,580
    1,900        @     Weight Watchers Intl., Inc.                        64,258
                                                                     -----------
                                                                         110,838
                                                                     -----------
                       Computers: 3.25%
      500        @     Affiliated Computer Services, Inc.                 53,065
    2,400        @     Brocade Communications System                      79,488
    3,500        @     Concurrent Computer Corp.                          51,975
    1,500        @     Manhattan Associates, Inc.                         43,725
    2,500        @     Numerical Technologies, Inc.                       88,000
    2,200        @     Veritas Software Corp.                             98,626
                                                                     -----------
                                                                         414,879
                                                                     -----------
                       Diversified Financial Services: 0.29%
      400              Goldman Sachs Group, Inc.                          37,100
                                                                     -----------
                                                                          37,100
                                                                     -----------
                       Electrical Components & Equipment: 0.57%
    2,000        @     Wilson Greatbatch Technologies, Inc.               72,200
                                                                     -----------
                                                                          72,200
                                                                     -----------
                       Electronics: 1.31%
    1,000      @,@@    Flextronics Intl. Ltd.                             23,990
    2,100         @    Photon Dynamics, Inc.                              95,865
    2,400         @    Sanmina Corp.                                      47,760
                                                                     -----------
                                                                         167,615
                                                                     -----------
                       Entertainment: 0.70%
    1,300         @    International Game Technology                      88,790
                                                                     -----------
                                                                          88,790
                                                                     -----------
                       Healthcare -- Products: 0.55%
    1,400         @    Guidant Corp.                                      69,720
                                                                     -----------
                                                                          69,720
                                                                     -----------
                       Healthcare -- Services: 0.44%
    2,600         @    AMERIGROUP Corp.                                   56,680
                                                                     -----------
                                                                          56,680
                                                                     -----------
                       Home Builders: 0.85%
    1,000              Centex Corp.                                       57,090
    1,600              DR Horton, Inc.                                    51,936
                                                                     -----------
                                                                         109,026
                                                                     -----------
                       Home Furnishings: 0.30%
    1,100         @    Polycom, Inc.                                      37,840
                                                                     -----------
                                                                          37,840
                                                                     -----------
                       Internet: 1.95%
    1,000         @    eBay, Inc.                                         66,900
    1,000         @    Internet Security Systems                          32,060
    2,800         @    Network Associates, Inc.                           72,380
    4,700         @    Riverstone Networks, Inc.                          78,020
                                                                        --------
                                                                         249,360
                                                                     -----------
                       Leisure Time: 0.25%
    1,100         @    Travelocity.com                                    31,581
                                                                     -----------
                                                                          31,581
                                                                     -----------
                       Media: 0.84%
    2,100         @    Clear Channel Communications                      106,911
                                                                     -----------
                                                                         106,911
                                                                     -----------
                       Oil & Gas: 1.49%
      880              Apache Corp.                                       43,894
    1,800              Ensco Intl., Inc.                                  44,730
    1,500              GlobalSantaFe Corp.                                42,780
    1,700         @    Nabors Industries, Inc.                            58,361
                                                                        --------
                                                                         189,765
                                                                     -----------

See accompanying notes to financial statements.

                               USLICO Series Fund
                           Asset Allocation Portfolio
                            Portfolio of Investments
                       As of December 31, 2001 (Continued)

  Shares                                                                Value
  ------                                                                -----
                        Oil & Gas Services: 2.51%
    2,900               Baker Hughes, Inc.                           $   105,763
    1,800        @      BJ Services Co.                                   58,410
    1,200        @      Cooper Cameron Corp.                              48,432
    2,000        @      Smith Intl., Inc.                                107,240
                                                                     -----------
                                                                         319,845
                                                                     -----------
                        Packaging & Containers: 0.40%
    2,900        @      Pactiv Corp.                                      51,475
                                                                     -----------
                                                                          51,475
                                                                     -----------
                        Pharmaceuticals: 3.71%
    2,100        @      Abgenix, Inc.                                     70,644
    1,600     @,@@      Biovail Corp.                                     90,000
    1,000        @      CV Therapeutics, Inc.                             52,020
      500        @      Gilead Sciences, Inc.                             32,860
    2,600        @      ISIS Pharmaceuticals, Inc.                        57,694
    1,100        @      Neurocrine Biosciences, Inc.                      56,441
    2,000        @      Sepracor, Inc.                                   114,120
                                                                     -----------
                                                                         473,779
                                                                     -----------
                        Retail: 3.67%
    1,000        @      Copart, Inc.                                      36,370
    1,400               Darden Restaurants, Inc.                          49,560
    1,200               Lowe's Cos.                                       55,692
    3,600        @      Office Depot, Inc.                                66,744
    2,200               Pier 1 Imports, Inc.                              38,148
    3,200        @      Staples, Inc.                                     59,840
    1,200               Tiffany & Co.                                     37,764
      500        @      Tricon Global Restaurants, Inc.                   24,600
    2,300        @      Williams-Sonoma, Inc.                             98,670
                                                                     -----------
                                                                         467,388
                                                                     -----------
                        Semiconductors: 7.55%
    4,800     @,@@      ATI Technologies, Inc.                            60,960
    1,200        @      Broadcom Corp.                                    49,044
    2,300        @      ESS Technology                                    48,898
    3,000        @      Fairchild Semiconductor Intl., Inc.               84,600
    1,300       @@      Genesis Microchip, Inc.                           85,956
    1,800        @      Intersil Corp.                                    58,050
    2,700     @,@@      Marvell Technology Group Ltd.                     96,714
    1,600        @      Microchip Technology, Inc.                        61,984
    1,600        @      Micron Technology, Inc.                           49,600
    1,600        @      National Semiconductor Corp.                      49,264
      300        @      Novellus Systems, Inc.                            11,835
    1,600        @      Nvidia Corp.                                     107,040
    2,700     @,@@      O2Micro Intl. Ltd.                                64,935
    1,900        @      Semtech Corp.                                     67,811
    6,900     @,@@      United Microelectronics ADR                       66,240
                                                                     -----------
                                                                         962,931
                                                                     -----------
                        Software: 1.72%
      300        @      Advent Software, Inc.                             14,985
    1,300        @      Electronic Arts, Inc.                             77,935
    1,400        @      PDF Solutions, Inc.                               29,400
      800        @      Peoplesoft, Inc.                                  32,160
    1,900        @      Seachange Intl., Inc.                             64,828
                                                                     -----------
                                                                         219,308
                                                                     -----------
                        Telecommunications: 1.32%
    2,100        @      Aeroflex, Inc.                                    39,753
    1,900        @      Emulex Corp.                                      75,069
    2,800        @      RF Micro Devices, Inc.                            53,844
                                                                     -----------
                                                                         168,666
                                                                     -----------
                        Total Common Stock
                        (Cost $4,476,890)                              5,032,369
                                                                     -----------

  Principal
   Amount                                                               Value
   ------                                                               -----
CORPORATE BONDS: 19.40%
                        Auto Manufacturers: 0.81%
$ 100,000               DaimlerChrysler NA Holding Corp., 7.750%,
                          due 01/18/11                               $   103,927
                                                                     -----------
                        Banks: 0.77%
  100,000               Wachovia Corp., 4.950%, due 11/01/06              98,288
                                                                     -----------
                        Building Materials: 0.79%
  100,000         @@    Nexfor, Inc., 6.875%, due 11/15/05               100,247
                                                                     -----------
                        Diversified Financial Services: 4.97%
  200,000               Ford Motor Credit Co., 3.893%, due 04/28/05      186,315
  100,000               Ford Motor Credit Co., 7.250%, due 10/25/11       97,480
   50,000               Ford Motor Credit Co., 7.875%, due 06/15/10       50,785
  200,000               General Motors Acceptance Corp., 2.740%,
                          due 07/21/04                                   193,422
  100,000               Pemex Project Funding Master Trust, 9.125%,
                          due 10/13/10                                   106,250
  200,000          **   United Cos. Financial Corp., 9.350%,
                          due 11/02/99                                        --
                                                                     -----------
                                                                         634,252
                                                                     -----------

                 See accompanying notes to financial statements.

                               USLICO Series Fund
                           Asset Allocation Portfolio
                            Portfolio of Investments
                       As of December 31, 2001 (Continued)

  Principal
   Amount                                                                Value
   ------                                                                -----
                      Electric: 1.60%
$ 100,000      @@     Empresa Nacional de Electricidad
                      SA, 8.500%, due 04/01/09                       $   102,138
  100,000             Exelon Corp., 6.750%, due 05/01/11                 101,525
                                                                     -----------
                                                                         203,663
                                                                     -----------
                      Food: 4.34%
  100,000             Archer-Daniels-Midland Co., 7.000%,
                       due 02/01/31                                      103,807
  100,000             ConAgra Foods, Inc., 9.750%, due 03/01/21          127,813
  100,000       #     Delhaize America, Inc., 8.125%, due 04/15/11       109,942
  100,000             Kroger Co., 7.500%, due 04/01/31                   105,286
  100,000             Safeway, Inc., 7.250%, due 09/15/04                106,436
                                                                     -----------
                                                                         553,284
                                                                     -----------
                      Home Builders: 1.65%
  200,000             Pulte Homes, Inc., 9.500%, due 04/01/03            210,400
                                                                     -----------
                      Media: 0.78%
  100,000             Walt Disney Co., 4.500%, due 09/15/04               99,912
                                                                     -----------
                      Miscellaneous Manufacturing: 0.80%
  100,000      @@     Tyco Intl. Group SA, 6.375%, due 02/15/06          102,225
                                                                     -----------
                      Regional(state/province): 0.88%
  100,000      @@     Providence of Quebec, 7.500%, due 09/15/29         111,889
                                                                     -----------
                      Telecommunications: 2.01%
   50,000      @@     British Telecommunications PLC, 8.125%,
                        due 12/15/10                                      55,452
  100,000             Qwest Capital Funding, Inc., 7.250%,
                        due 02/15/11                                      97,607
  100,000             WorldCom, Inc., 7.500%, due 05/15/11               103,040
                                                                     -----------
                                                                         256,099
                                                                     -----------
                      Total Corporate Bonds (Cost $2,466,637)          2,474,186
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.85%
                      Mortgage -- Commercial: 0.80%
  100,000       #     Allied Capital Commercial Mortgage Trust,
                        6.710%, due 12/25/04                             102,216
                                                                     -----------

  Principal
   Amount                                                               Value
   ------                                                               -----
                      Mortgage -- Residential: 1.05%
$ 133,102             Amresco Residential Securities
                      Mortgage Loan Trust, 3.310%,
                      due 01/25/28                                   $   133,318
                                                                     -----------
                      Total CMO's (Cost $234,180)                        235,534
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.34%
                      Federal Home Loan Mortgage
                      Corporation: 1.65%
  100,000             6.750%, due 03/15/31                               106,669
   97,197             8.477%, due 12/01/26                               100,151
    2,793             9.000%, due 10/01/19                                 3,031
                                                                     -----------
                                                                         209,851
                                                                     -----------
                      Federal National Mortgage Association: 11.67%
   25,527             6.396%, due 07/01/27                                26,482
   98,802             6.420%, due 06/01/11                               101,056
   40,509             6.500%, due 07/01/27                                42,209
  400,000             6.500%, due 12/01/31                               400,775
  100,000             6.625%, due 10/15/07                               107,900
   50,000             6.625%, due 11/15/30                                52,482
  522,219             7.500%, due 07/01/21                               540,742
  209,039             7.500%, due 11/01/29                               216,382
                                                                      ----------
                                                                       1,488,028
                                                                      ----------
                      Government National Mortgage Association: 0.02%
    2,562             10.000%, due 02/15/16                                2,892
                                                                      ----------
                      Total U.S. Government Agency Obligations
                        (Cost $1,691,151)                              1,700,771
                                                                      ----------
U.S. TREASURY OBLIGATIONS: 19.73%
  600,000             U.S. Treasury Bond, 5.250%, due 02/15/29           563,508
   50,000             U.S. Treasury Note, 3.500%, due 11/15/06            48,215
  900,000             U.S. Treasury Note, 4.625%, due 05/15/06           912,832
  600,000             U.S. Treasury Note, 4.750%, due 01/31/03           616,851
  375,000             U.S. Treasury Note, 5.000%, due 02/15/11           373,975
                                                                      ----------
                                                                       2,515,381
                                                                      ----------
                      Total U.S. Treasury Obligations
                      (Cost $2,514,067)                                2,515,381
                                                                      ----------
                      Total Long-Term Investments
                      (Cost $11,382,925)                              11,958,241
                                                                      ----------

See accompanying notes to financial statements.

                               USLICO Series Fund
                           Asset Allocation Portfolio
                            Portfolio of Investments
                       As of December 31, 2001 (Continued)

  Principal
    Amount                                                             Value
    ------                                                             -----
SHORT-TERM INVESTMENTS: 7.87%
                Repurchase Agreement: 7.87%
$1,004,000      State Street Repurchase Agreement, 1.500%
                  due 01/02/02, (Collateralized by $900,000
                  U.S. Treasury Bonds, 6.750%, Due 08/15/26,
                  Market Value $1,029,093)                          $ 1,004,000
                                                                    -----------
                Total Short-Term Investments (Cost $1,004,000)        1,004,000
                                                                    -----------

Total Investments in Securities (Cost $12,386,925)*       101.65%   $12,962,241
Other Assets and Liabilities-Net                           -1.65%      (210,083)
                                                          ------    -----------
Net Assets                                                100.00%   $12,752,158
                                                          ======    ===========

*    Cost for federal income tax purposes is $12,531,677.
     Net unrealized appreciation consists of:

     Gross Unrealized Appreciation                                  $   544,734
     Gross Unrealized Depreciation                                     (114,170)
                                                                    -----------
     Net Unrealized Appreciation                                    $   430,564
                                                                    ===========

@    Non-income producing security
@@   Foreign Issuer
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
**   Defaulted Security
ADR  American Depository Receipt

See accompanying notes to financial statements.

                               USLICO Series Fund
                            Statements of Operations
                      for the Year Ended December 31, 2001

                                                                Money                           Asset
                                                Stock           Market          Bond         Allocation
                                              Portfolio       Portfolio      Portfolio       Portfolio
                                             ------------    ------------   ------------    ------------
Investment income:
   Dividends (net of foreign taxes)*         $     38,735    $         --   $         --    $     12,646
   Interest                                        13,494         259,668        176,206         418,217
                                             ------------    ------------   ------------    ------------
   Total investment income                         52,229         259,668        176,206         430,863
                                             ------------    ------------   ------------    ------------
Expenses:
   Investment management fees                      91,266          32,227         14,888          65,910
   Custodian and accounting expenses               74,384          32,126         28,201          90,523
   Administrative and service fees                 18,252           6,445          2,978          13,182
   Professional fees                               45,165          23,419         12,534          40,476
   Printing and postage expenses                   16,843           6,091          2,812          10,961
   Miscellaneous expenses                           6,462           2,509          1,321           4,997
   Directors fees                                   7,252           2,553          1,299           6,430
                                             ------------    ------------   ------------    ------------
   Subtotal                                       259,624         105,370         64,033         232,479
   Less: Expenses waived and/or
    reimbursed by affiliates                       95,530          47,359         37,232         113,893
                                             ------------    ------------   ------------    ------------
   Net expenses                                   164,094          58,011         26,801         118,586
                                             ------------    ------------   ------------    ------------
Net investment income (loss)                     (111,865)        201,657        149,405         312,277
                                             ------------    ------------   ------------    ------------
Realized and unrealized gain
  (loss) on investments:
Net realized gain (loss) on investments       (11,524,399)              3       (181,522)     (4,261,053)
Net change in unrealized appreciation on
 investments                                      754,003              --        216,998         818,153
                                             ------------    ------------   ------------    ------------
Net realized and unrealized gain (loss) on
 investments                                  (10,770,396)              3         35,476      (3,442,900)
                                             ------------    ------------   ------------    ------------
   Net increase (decrease) in net assets
    from operations                          $(10,882,261)   $    201,660   $    184,881    $ (3,130,623)
                                             ============    ============   ============    ============
* Foreign taxes                              $        810              --             --    $        274

See accompanying notes to financial statements.

                               USLICO Series Fund
                       Statements of Changes in Net Assets
                      For the Year Ended December 31, 2001

                                                               Money                            Asset
                                               Stock           Market          Bond          Allocation
                                             Portfolio       Portfolio       Portfolio       Portfolio
                                            ------------    ------------    ------------    ------------
From Operations:
  Net investment income (loss)              $   (111,865)   $    201,657    $    149,405    $    312,277
  Net realized gain (loss) on investments    (11,524,399)              3        (181,522)     (4,261,053)
  Net change in unrealized appreciation
   of investments                                754,003              --         216,998         818,153
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
    resulting from operations                (10,882,261)        201,660         184,881      (3,130,623)
                                            ------------    ------------    ------------    ------------
Distributions to shareholders from:
Net investment income                                 --        (201,657)       (121,014)       (266,824)
Capital share transactions                      (658,079)         69,052         (98,957)        558,358
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets      (11,540,340)         69,055         (35,090)     (2,839,089)
Net assets, beginning of year                 26,512,835       6,330,677       2,880,767      15,591,247
                                            ------------    ------------    ------------    ------------
Net assets, end of year                     $ 14,972,495    $  6,399,732    $  2,845,677    $ 12,752,158
                                            ------------    ------------    ------------    ------------
Undistributed net investment income at
  end of year                               $         --    $         --    $     94,991    $    222,653
                                            ============    ============    ============    ============

                      For the Year Ended December 31, 2000

                                                               Money                           Asset
                                               Stock           Market          Bond         Allocation
                                             Portfolio       Portfolio       Portfolio       Portfolio
                                            ------------    ------------    ------------    ------------
From Operations:
  Net investment income (loss)              $    (36,172)   $    338,227    $    122,307    $    258,799
  Net realized gain (loss) on investments        901,580              --         (32,403)        311,690
  Net change in unrealized appreciation
   (depreciation) on investments              (7,414,082)             --          97,003      (2,228,478)
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
    resulting from operations                 (6,548,674)        338,227         186,907      (1,657,989)
                                            ------------    ------------    ------------    ------------
Distributions to shareholders from:
  Net investment income                               --        (338,227)       (122,988)       (260,248)
  Net realized gains on investments             (901,579)             --              --        (320,095)
Capital share transactions                      (529,811)        272,960          51,712        (350,153)
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets       (7,980,064)        272,960         115,631      (2,588,485)
Net assets, beginning of year                 34,492,899       6,057,717       2,765,136      18,179,732
                                            ------------    ------------    ------------    ------------
Net assets, end of year                     $ 26,512,835    $  6,330,677    $  2,880,767    $ 15,591,247
                                            ============    ============    ============    ============


See accompanying notes to financial statements.

USLICO Series Fund - Notes to Financial Statements - December 31, 2001

(1) Organization -- USLICO Series Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Portfolios), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. Shares of the Portfolios are sold only to separate accounts of ReliaStar Life Insurance Company (Reliastar Life) and ReliaStar Life Insurance Company of New York (Reliastar Life of New York)(a wholly owned subsidiary of ReliaStar Life) to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio.

(2) Summary of Significant Accounting Policies

     (a)  Security  Valuation  -- For each  Portfolio  except  the Money  Market
Portfolio, equity securities are valued daily at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid and asked prices for such securities, or, if prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days at the date of acquisition are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Funds. The Money Market Portfolio, as permitted by Rule 2a-7 under the Act, carries all investments at amortized cost, which approximates market value.

     (b) Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected and dividend income is recorded on the ex-dividend date.

     (c) Federal Income Taxes -- Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with Subchapter M and meets certain other requirements. Therefore, no federal income tax provision is required.

Capital loss carryforwards available for Federal income tax purposes as of December 31, 2001 were as follows:

                                   Amount        Expiration Date
                                   ------        ---------------
Stock Portfolio                 $14,240,818        2009-2010
Bond Portfolio                      238,559           2009
Asset Allocation Portfolio        5,357,359           2009

To the extent any future capital gains are offset by these loss carryforwards, such gains may not be distributed to Shareholders.

     (d) Contributions and Withdrawals -- Funds contributed into or withdrawn from the Fund are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.

     (e) Repurchase Agreements -- The Portfolios' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

     (f) Management's Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     (g) Distribution to Shareholders -- Dividends from net investment income are declared and paid quarterly by the Stock Portfolio, Bond Portfolio and Asset Allocation Portfolio: and declared and paid daily by the Money Market Portfolio. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of the timing of certain income and capital gains distributions determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

At December 31, 2001, the following reclassifications were made:

                                                  Accumulated           Accumulated
                                  Paid-in       net investment       net realized gain
                                  capital        income (loss)     (loss) on investments
                                  -------        -------------     ---------------------
Stock Portfolio                 $3,289,129         $111,866            $ (3,400,995)
Bond Portfolio                      12,800               --                 (12,800)
Asset Allocation Portfolio       1,242,292               --              (1,242,292)

(3) Affiliations and Related Party Transactions -- ReliaStar Life is a wholly-owned subsidiary of ReliaStar Financial Corp. (ReliaStar). Prior to May 11, 2001, ReliaStar Investment Research, Inc. (RIRI), also a direct wholly-owned subsidiary of ReliaStar, served as advisor to the Fund. The advisory agreement provided that management fees may be charged to each of the Portfolios at an annual percentage rate of 0.50% on the first $100 million of average daily net assets and 0.45% of average daily net assets in excess thereof. ReliaStar Life and ReliaStar Life of New York contractually agreed to waive management fees charged to each of the Portfolios to the extent that they exceeded 0.25% of the average daily net assets of each Portfolio. RIRI also agreed to voluntarily limit the annual expenses of each Portfolio, other than management fees, to 0.65% of the average daily net assets of each Portfolio. Also, prior to May 11, 2001, ING Pilgrim Investments, LLC (IPI), a wholly-owned subsidiary of ReliaStar, served as sub-advisor to each of the Portfolios. Prior to December 1, 2000, RIRI served as sub-advisor to the Money Market and Bond Portfolios as well as to the bond portion of the Asset Allocation Portfolio.

Effective May 11, 2001, IPI began serving as Advisor to the Fund. The advisory agreement provides that management fees be charged to each of the Portfolios at an annual percentage rate of 0.50% on the first $100 million of average daily net assets and 0.45% of average daily net assets in excess thereof. IPI has contractually agreed to waive management fees charged to each of the Portfolios to the extent they exceed 0.25% of the average daily net assets of each Portfolio. IPI has also agreed to voluntarily limit the annual expenses of each Portfolio, other than management fees, to 0.65% of the average net assets of each Portfolio.

Effective July 1, 2000, ING Pilgrim Group, LLC, a wholly-owned subsidiary of ReliaStar, was appointed to serve as Administrator to each of the Portfolios. Fees under the administration agreement are to be charged to each of the Portfolios at an annual rate of 0.10% of average daily net assets. Prior to July 1, 2000, ReliaStar Life served as Administrator to the Portfolios and fees were charged to each Portfolio based on actual costs incurred by ReliaStar Life.

Washington Square Securities, Inc., a wholly-owned subsidiary of ReliaStar, serves as Distributor of the Fund. No fees are charged to the Portfolios for distribution services.

On September 1, 2000 ReliaStar was acquired by ING Groep N.V. (NYSE:ING) and the names of Pilgrim Investments, Inc. and Pilgrim Group, Inc. were changed to ING Pilgrim Investments, Inc. and ING Pilgrim Group, Inc., respectively on September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective Februrary 27, 2001, ING Pilgrim Group, Inc. was merged into the newly formed ING Pilgrim Group, LLC.

At December 31, 2001, the Portfolios had the following amounts recorded in payable to affilates on the accompanying Statements of Assets and Liabilities:

                                Accrued Advisory Fee     Accrued Administrative Fee       Total
                                --------------------     --------------------------       -----
Stock Portfolio                       $8,675                      $3,992               $12,667
Money Market Portfolio                 4,092                       1,960                 6,052
Bond Portfolio                         2,952                         502                 3,454
Asset Allocation Portfolio             8,695                       3,333                12,028

(4)  Purchases  and Sales of  Investment  Securities  -- The  aggregate  cost of
purchases  and  proceeds  from  sales  of  investments   (excluding   short-term
investments) for the year ended December 31, 2001 were as follows:

                                              Purchases          Sales
                                              ---------          -----
Stock Portfolio                             $93,186,047      $94,049,284
Bond Portfolio                                1,635,986        2,966,071
Asset Allocation Portfolio                   33,922,529       37,580,986

U.S. Government Securities not included above were as follows:

                                              Purchases          Sales
                                              ---------          -----
Stock Portfolio                             $        --       $       --
Bond Portfolio                                4,262,269        2,979,142
Asset Allocation Portfolio                   10,988,095        7,014,558

(5) Summary of Capital Shares Transactions

                      For the Year Ended December 31, 2001

                                                                      Money                      Asset
                                                          Stock       Market        Bond      Allocation
                                                        Portfolio    Portfolio    Portfolio    Portfolio
                                                        ---------    ---------    ---------    ---------
Dollars
  Shares sold                                           $      --    $      --    $      --    $ 291,534
  Shares issued as reinvestments of dividends                  --      201,657      121,014      266,824
  Shares redeemed                                        (658,079)    (132,605)    (219,971)          --
                                                        ---------    ---------    ---------    ---------
  Net increase (decrease)                               $(658,079)   $  69,052    $ (98,957)   $ 558,358
                                                        =========    =========    =========    =========
Shares
  Shares sold                                                  --           --           --       33,587
  Shares issued as reinvestments of dividends                  --      201,657       12,890       30,000
  Shares redeemed                                         (89,656)    (132,605)     (23,277)          --
                                                        ---------    ---------    ---------    ---------
  Net increase (decrease) in shares outstanding           (89,656)      69,052      (10,387)      63,587
                                                        =========    =========    =========    =========

                      For the Year Ended December 31, 2000

                                                                      Money                          Asset
                                                        Stock         Market          Bond        Allocation
                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                     -----------    -----------    -----------    -----------
Dollars
  Shares sold                                        $        --    $    50,536    $        --    $        --
  Shares issued as reinvestments of dividends            901,579        338,227        122,988        580,343
  Shares redeemed                                     (1,431,390)      (115,803)       (71,276)      (930,496)
                                                     -----------    -----------    -----------    -----------
  Net increase (decrease)                            $  (529,811)   $   272,960    $    51,712    $  (350,153)
                                                     ===========    ===========    ===========    ===========
Shares
  Shares sold                                                 --         50,536             --             --
  Shares issued as reinvestments of dividends             72,825        338,227         13,431         49,624
  Shares redeemed                                        (85,354)      (115,803)        (7,773)       (70,599)
                                                     -----------    -----------    -----------    -----------
  Net increase (decrease) in shares outstanding          (12,529)       272,960          5,658        (20,975)
                                                     ===========    ===========    ===========    ===========

(6) Change in Accounting Principle -- In November 2000, the American Institute of Certified Public Accountants (the AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). Effective January 1, 2001, the Fund adopted the provisions of the Guide and began amortizing premiums and accreting discounts on debt securities using the effective yield method. Prior to January 1, 2001, the Fund had not amortized premiums nor accreted discounts. The cumulative effect of this accounting change did not impact total net assets of any of the Portfolios, but had the following effect on the Portfolios at January 1, 2001:

                                                          Unrealized loss on
                                   Cost of securities        investments
                                   ------------------        -----------
   Bond Portfolio                  increased $66,600      increased $66,600
   Asset Allocation Portfolio     increased $177,200     increased $177,200

The effect of the change during the year ended December 31, 2001, was as follows:

                                     Net Investment        Unrealized loss          Net realized
                                         Income             on investment       losses on investments
                                         ------             -------------       ---------------------
   Bond Portfolio                 increased $13,600     decreased $ 70,400       increased $ 84,000
   Asset Allocation Portfolio     increased $36,900     decreased $184,700       increased $221,600

(7) Subsequent Events -- Effective March 1, 2002, the Advisor and Administrator will change their names as follows:

                    Old Name                       New Name
                    --------                       --------
          ING Pilgrim Investments, LLC       ING Investments, LLC
          ING Pilgrim Group, LLC             ING Funds Services, LLC

                               USLICO Series Fund
                              Financial Highlights
                      For the Year Ended December 31, 2001

                                                                                        Money                            Asset
                                                                        Stock           Market          Bond          Allocation
                                                                     Portfolio(2)    Portfolio(2)    Portfolio(2)    Portfolio(2)
                                                                     ------------    ------------    ------------    ------------
Per Share Operating Performance:
Net asset value, beginning of year                                    $    12.42      $     1.00     $     9.21      $    11.04
Income (loss) from investment operations:
  Net investment income (loss)                                             (0.05)           0.03           0.48            0.22
  Net realized and unrealized gains (losses) on investments                (5.05)             --           0.11           (2.43)
                                                                      ----------      ----------     ----------      ----------
  Total from investment operations                                         (5.10)           0.03           0.59           (2.21)
Distributions
  Distribution of net investment income                                       --           (0.03)         (0.39)          (0.19)
                                                                      ----------      ----------     ----------      ----------
  Net asset value, end of year                                        $     7.32      $     1.00     $     9.41      $     8.64
                                                                      ==========      ==========     ==========      ==========
Total return(1)                                                           (41.06)%          3.14%          6.47%         (20.09)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                        $   14,972      $    6,400     $    2,846      $   12,752
Ratio of expenses to average net assets after expense reimbursement         0.90%           0.90%          0.90%           0.90%
Ratio of expenses to average net assets prior to expense
 reimbursement                                                              1.42%           1.63%          2.15%           1.76%
Ratio of net investment income (loss) to average net assets                (0.61)%          3.13%          5.02%(3)        2.37%(3)
Portfolio turnover rate                                                      510%            N/A            215%            354%

(1) Total return is calulated assuming reinvestments of all dividends and capital gain distributions at net asset value.
(2) Effective May 11, 2001, ING Pilgrim Investments, LLC ceased serving as sub-adviser to all of the Portfolios and began serving as adviser to all of the Portfolios.
(3) Had the Bond Portfolio and the Asset Allocation Portfolio not amortized premiums and accreted discounts the ratio of net investment income to average net assets would have been 4.56% and 2.09%, respectively.

                      For the Year Ended December 31, 2000

                                                                                       Money                            Asset
                                                                       Stock           Market           Bond          Allocation
                                                                     Portfolio       Portfolio(5)    Portfolio(5)    Portfolio(5)
                                                                    ------------     ------------    ------------    ------------
Per Share Operating Performance:
Net asset value, beginning of year                                  $      16.06     $       1.00    $       9.01    $      12.68
Income (loss) from investment operations:
  Net investment income (loss)                                             (0.02)            0.05            0.40            0.18
  Net realized and unrealized gains (losses) on investments                (3.18)              --            0.20           (1.41)
                                                                    ------------     ------------    ------------    ------------
  Total from investment operations                                         (3.20)            0.05            0.60           (1.23)
Distributions
  Distribution of net investment income                                       --            (0.05)          (0.40)          (0.18)
  Distribution of realized capital gains                                   (0.44)              --              --           (0.23)
                                                                    ------------     ------------    ------------    ------------
  Net asset value, end of year                                      $      12.42     $       1.00    $       9.21    $      11.04
                                                                    ============     ============    ============    ============
Total return(4)                                                           -19.94%            5.59%           6.74%          -9.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                                             $ 26,512,835     $  6,330,677    $  2,880,767    $ 15,591,247
Ratio of expenses to average net assets after reimbursement                 0.62%            0.90%           0.90%           0.90%
Ratio of expenses to average net assets prior to expense
 reimbursement                                                              0.87%            1.34%           1.83%           1.18%
Ratio of net investment income (loss) to average net assets                -0.11%            5.45%           4.30%           1.44%
Portfolio turnover rate                                                   365.49%             N/A           49.27%         242.78%

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.
(5) Effective December 1, 2000, ING Pilgrim Investments, LLC became sub-adviser to the Money Market and Bond Portfolios as well as the bond portion of the Asset Allocation Portfolio.

See accompanying notes to financial statements.

                               USLICO Series Fund
                              Financial Highlights
                      For the Year Ended December 31, 1999

                                                                                       Money                           Asset
                                                                       Stock           Market           Bond         Allocation
                                                                      Portfolio       Portfolio       Portfolio       Portfolio
                                                                    ------------     ------------    ------------    ------------
Per Share Operating Performance:
Net asset value, beginning of year                                  $      13.64     $       1.00    $       9.74    $      11.92
Income (loss) from investments operations:
  Net investment income                                                     0.12             0.04            0.46            0.31
  Net realized and unrealized gains (losses) on investments                 3.93               --           (0.73)           1.48
                                                                    ------------     ------------    ------------    ------------
  Total from investment operations                                          4.05             0.04           (0.27)           1.79
Distributions:
  Distribution of net investment income                                    (0.13)           (0.04)          (0.46)          (0.31)
  Distribution of realized capital gains                                   (1.50)              --              --           (0.72)
                                                                    ------------     ------------    ------------    ------------
  Net asset value, end of year                                      $      16.06     $       1.00    $       9.01    $      12.68
                                                                    ============     ============    ============    ============
  Total return                                                             30.08%            5.00%          -2.87%          15.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                                             $ 34,492,899     $  6,057,717    $  2,765,136    $ 18,179,732
Expenses to average net assets                                              0.90%            0.90%           0.90%           0.90%
Net investment income to average net assets                                 0.84%            4.27%           4.88%           2.58%
Portfolio turnover rate                                                   305.87%             N/A           45.74%         227.49%

                      For the Year Ended December 31, 1998

                                                                                       Money                           Asset
                                                                       Stock           Market           Bond         Allocation
                                                                     Portfolio        Portfolio       Portfolio       Portfolio
                                                                    ------------     ------------    ------------    ------------
Per Share Operating Performance:
Net asset value, beginning of year                                  $      13.50     $       1.00    $      10.00    $      11.98
Income from investment operations:
  Net investment income                                                     0.20             0.05            0.55            0.39
  Net realized and unrealized gains (losses) on investments                 0.62               --           (0.13)           0.27
                                                                    ------------     ------------    ------------    ------------
  Total from investment operations                                          0.82             0.05            0.42            0.66
Distributions
  Distribution of net investment income                                    (0.20)           (0.05)          (0.55)          (0.39)
  Distribution of realized capital gains                                   (0.48)              --           (0.13)          (0.33)
                                                                    ------------     ------------    ------------    ------------
  Net asset value, end of year                                      $      13.64     $       1.00    $       9.74    $      11.92
                                                                    ============     ============    ============    ============
Total return                                                                6.00%            5.00%           4.30%           5.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                                             $ 27,774,017     $  5,963,727    $  2,831,882    $ 16,335,368
Expenses to average net assets                                              0.75%            0.75%           0.75%           0.75%
Net investment income to average net assets                                 1.49%            4.79%           5.50%           3.19%
Portfolio turnover rate                                                   172.22%             N/A           90.97%         135.68%

See accompanying notes to financial statements.

                               USLICO Series Fund
                              Financial Highlights
                      For the Year Ended December 31, 1997

                                                                         Money                          Asset
                                                        Stock            Market          Bond         Allocation
                                                      Portfolio        Portfolio       Portfolio       Portfolio
                                                     ------------     ------------    ------------    ------------
Per Share Operating Performance:
Net asset value, beginning of year                   $      13.25     $       1.00    $      10.02    $      11.85
Income from investment operations:
  Net investment income                                      0.27             0.05            0.59            0.46
  Net realized and unrealized gains on investments           3.05               --            0.12            1.51
                                                     ------------     ------------    ------------    ------------
  Total from investment operations                           3.32             0.05            0.71            1.97
Distributions
  Distribution of net investment income                     (0.27)           (0.05)          (0.59)          (0.46)
  Distribution of realized capital gains                    (2.80)              --           (0.14)          (1.38)
                                                     ------------     ------------    ------------    ------------
  Net asset value, end of year                       $      13.50     $       1.00    $      10.00    $      11.98
                                                     ============     ============    ============    ============
Total return                                                25.06%            5.00%           7.09%          16.62%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                              $ 27,291,645     $  5,784,312    $  2,802,374    $ 15,900,094
Expenses to average net assets                               0.73%            0.75%           0.75%           0.74%
Net investment income to average net assets                  1.87%            4.88%           5.88%           3.68%
Portfolio turnover rate                                     88.55%             N/A          117.24%         104.30%

See accompanying notes to financial statements.

                         Report of Independent Auditors

To the Shareholders and Board of Trustees of USLICO Series Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the USLICO Stock Portfolio, USLICO Money Market Portfolio, USLICO Bond Portfolio and the USLICO Asset Allocation Portfolio (four Portfolios comprising the USLICO Series Fund) as of December 31, 2001, and the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For all periods prior to January 1, 2000 the financial highlights were audited by other auditors whose report thereon dated February 11, 2000, February 16, 1999 and February 13, 1998 expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, excluding those financial highlights which were indicated above as having been audited by others, present fairly, in all material respects, the financial position of the each of the aforementioned Portfolios as of December 31, 2001, the results of their operations for the year then ended, changes in net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Los Angeles, California
February 8, 2002

                        Shareholders Meeting (Unaudited)

A special meeting of shareholders of USLICO Stock Portfolio, USLICO Asset Allocation Portfolio, USLICO Money Market Portfolio, and USLICO Bond Portfolio (each a series of USLICO Series Fund) (the "Fund") held May 11, 2001, at the offices of ING Pilgrim, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outline below:

                                                    Shares voted
                                        Shares       against or       Shares
                                       voted for      withheld       abstained    Total Voted
                                       ---------      --------       ---------    -----------
1.   To approve a new investment Management Agreement between the Portfolios and
     ING Pilgrim Investment, LLC.

     Stock Portfolio                   1,884,102       108,637        142,168      2,134,907
     Money Market Portfolio            6,079,514        61,229        252,038      6,392,781
     Bond Portfolio                      294,882        11,846          6,145        312,873
     Asset Allocation Portfolio          574,091        15,582         34,557        624,230

2. For the Shareholders of the USLICO Series Fund to ratify the appointment of KPMG LLP as independent auditors of the Fund for fiscal year ending
     December 31, 2001.

                                       8,954,223        87,094        423,474      9,464,791

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Fund is set forth below:

                                                              Term of Office
 Name, Address                           Position(s)           and Length of
    and Age                            Held with Fund           Time Served
    -------                            --------------           -----------
Non-Interested Directors:

Paul S. Doherty                       Director/Trustee          10-29-99 to
7337 E. Doubletree Ranch Rd.                                    Present
Scottsdale, AZ 85258
Age:67

Walter H. May                         Director/Trustee          10-29-99 to
7337 E. Doubletree Ranch Rd.                                    Present
Scottsdale, AZ 85258
Age: 65

Jock Patton                           Director/Trustee          8-28-95 to
7337 E. Doubletree Ranch Rd.                                    Present
Scottsdale, AZ 85258
Age: 56

David W.C. Putnam                     Director/Trustee          10-29-99 to
7337 E. Doubletree Ranch Rd.                                    Present
Scottsdale, AZ 85258
Age: 62

Blaine E. Rieke                       Director/Trustee          2-26-01 to
7337 E. Doubletree Ranch Rd.                                    Present
Scottsdale, AZ 85258
Age: 68

Richard A. Wedemeyer                  Director/Trustee          2-26-01 to
7337 E. Doubletree Ranch Rd.                                    Present
Scottsdale, AZ 85258
Age: 65

                                                                 Number of
                                        Principal              Porfolios in                Other
                                      Occupation(s)            Fund Complex            Directorships
     Name, Address                      during the              Overseen by               held by
       and Age                       Past Five Years             Director                 Director
       -------                       ---------------             --------                 --------
Non-Interested Directors:

Paul S. Doherty                President, Doherty, Wallace,         69             --
7337 E. Doubletree Ranch Rd.   Pillsbury and Murphy, P.C., Attor-
Scottsdale, AZ 85258           neys (1996-2001). Mr. Doherty
Age:67                         was formerly a Director of
                               Tombrands, Inc. (1993-1998)

Walter H. May                  Retired. Mr. May was formerly        69             Mr. May is a Trustee for the
7337 E. Doubletree Ranch Rd.   Managing Director and Director                      Best Prep Charity (1991 to
Scottsdale, AZ 85258           of Marketing for Piper Jaffray,                     present)
Age: 65                        Inc., an investment
                               banking/underwriting firm.

Jock Patton                    Private Investor. Mr. Patton is      69             Mr. Patton is a Director of
7337 E. Doubletree Ranch Rd.   Director and Chief Executive Of-                    Hypercom Corporation (since
Scottsdale, AZ 85258           ficer of Rainbow Multimedia                         January 1999), and JDA Soft-
Age: 56                        Group, Inc. (January 1999 to                        ware Group, Inc. (since January
                               present) and President and co-                      1999). He is also a Director of
                               owner of StockVal, Inc. (Novem-                     Buick of Scottsdale, Inc., Na-
                               ber 1992 to June 1997).                             tional Airlines, Inc., BG Associ-
                                                                                   ates, Inc., BK Entertainment,
                                                                                   Inc., and Arizona Rotorcraft,
                                                                                   Inc.

David W.C. Putnam              President and Director of F.L.       69             Mr. Putnam is a Director of
7337 E. Doubletree Ranch Rd.   Putnam Securities Company, Inc.                     Anchor Investment Trust (1973
Scottsdale, AZ 85258           and its affiliates. Mr. Putnam was                  to 2000), Trustee of the Anchor
Age: 62                        formerly a Director of Trust Re-                    International Bond Trust,
                               alty Corp. and Bow Ridge Mining                     Trustee of the Principle Equity
                               Company.                                            Market Trust (1996 to present),
                                                                                   Trustee of the Progressive Capi-
                                                                                   tal Accumulation Trust (1998 to
                                                                                   present), Director of the Asian
                                                                                   American Bank and Trust Company
                                                                                   (1992 to present), Trustee of the
                                                                                   Andover Newton Theological School
                                                                                   (1992 to 2001), Trustee of the
                                                                                   Mercy Endowment Foundation (1995
                                                                                   to present) and member of gov-
                                                                                   erning board of the Ursuline
                                                                                   Academy (1994 to present).

Blaine E. Rieke                General Partner of Huntington        69             Mr. Rieke is a Director/Trustee
7337 E. Doubletree Ranch Rd.   Partners, an investment partner-                    of the Morgan Chase Trust Co.
Scottsdale, AZ 85258           ship (1997 to present). Mr. Rieke                   (January 1998 to present)
Age: 68                        was formerly Chairman and Chief
                               Executive Officer of Firstar Trust
                               Company (1973 to 1996). Mr.
                               Rieke was the Chairman of the
                               Board and a Trustee of each of
                               the former ING Funds.

Richard A. Wedemeyer           Vice President of the Channel        69             Mr. Wedemeyer is a Trustee of
7337 E. Doubletree Ranch Rd.   Corporation, an importer of spe-                    the First Choice Funds (1997
Scottsdale, AZ 85258           cialty alloy aluminum products                      to 2001) and Touchstone Con-
Age: 65                        (1996 to present). Mr.                              sulting Group (1997 to present)
                               Wedemeyer was formerly Vice
                               President of Performance Advan-
                               tage, Inc. (1992 to 1996) and
                               Vice President, Operations and
                               Administration, of Jim Henson
                               Productions (1979 to 1997). Mr.
                               Wedemeyer was a Trustee of each
                               of the Funds managed by ING
                               Investment Management Co.
                               LLC.

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)

                                                              Term of Office
 Name, Address                           Position(s)           and Length of
    and Age                            Held with Fund           Time Served
    -------                            --------------           -----------
Interested Directors:

Thomas J. McInerney(1)                 Director/Trustee         2-26-01 to
7337 E. Doubletree Ranch Rd.                                    Present
Scottsdale, AZ 85258
Age: 45

John G. Turner(2)                      Chairman and             10-29-99 to
7337 E. Doubletree Ranch Rd.           Director/Trustee         Present
Scottsdale, AZ 85258
Age: 62

                                                                 Number of
                                        Principal              Porfolios in                Other
                                      Occupation(s)            Fund Complex            Directorships
     Name, Address                      during the              Overseen by               held by
       and Age                       Past Five Years             Director                 Director
       -------                       ---------------             --------                 --------
Interested Directors:

Thomas J. McInerney(1)         General Manager and Chief             69             Director of the Ameribest Life
7337 E. Doubletree Ranch Rd.   Executive Officer of ING U.S.                        Insurance Co. Equitable Life
Scottsdale, AZ 85258           Worksite Financial Services (since                   Insurance Co., First Columbine
Age: 45                        December 2000). Mr McInerney                         Life Insurance Co., Golden
                               was formerly President of Aetna                      American Life Insurance Co.,
                               Financial Services (August 1997 to                   Life Insurance Company of
                               December 2000), head of                              Georgia, Midwestern United
                               National Accounts and Core Sales                     Life Insurance Co., ReliaStar
                               and Marketing for Aetna U.S.                         Life Insurance Co., Security
                               Healthcare (April 1996 to March                      Life of Denver, Security
                               1997), head of Corporate                             Connecticut Life Insurance Co.,
                               Strategies for Aetna Inc. (July                      Southland Life Insurance Co.,
                               1995 to April 1996), and held a                      USG Annuity and Life
                               variety of line and corporate staff                  Company, and United Life and
                               positions since 1978. Mr.                            Annuity Insurance Co., Inc.
                               McInerney is a member of the                         (March 2001 to present). Mr.
                               Board of the National                                McInerney is a member of the
                               Commission on Retirement                             Board of the National
                               Policy, the Governor's Council on                    Commission on Retirement
                               Economic Competitiveness and                         Policy, the Governor's Council
                               Technology of Connecticut, the                       on Economic Competitiveness
                               Board of Directors of the                            and Technology of Connecticut,
                               Connecticut Business and                             the Board of Directors of the
                               Industry Association, the Board of                   Connecticut Business and
                               Trustees of the Bushnell, the                        Industry Association, the Board
                               Board for the Connecticut Forum,                     of Trustees of the Bushnell, the
                               and the Board of the Metro                           Board for the Connecticut
                               Hartford Chamber of Commerce,                        Forum, and the Board of the
                               and is Chairman of Concerned                         Metro Hartford Chamber of
                               Citizens for Effective                               Commerce, and is Chairman of
                               Government.                                          Concerned Citizens for
                                                                                    Effective Government.

John G. Turner(2)              Mr. Turner is currently a Trustee     119            Mr. Turner serves as a member
7337 E. Doubletree Ranch Rd.   and Vice Chairman of ING                             of the Board of ING Americas,
Scottsdale, AZ 85258           Americas. Mr. Turner was                             Aeltus Investment Management,
Age: 62                        formerly Chairman and Chief                          Inc., and each of the Aetna
                               Executive Officer of ReliaStar                       Funds. Mr. Turner also serves
                               Financial Corp. and ReliaStar Life                   as Director/Trustee of the Hormel
                               Insurance Co. (1993 to 2000),                        Foods Corporation (May 2000 to
                               Chairman of ReliaStar United                         present) and Shopko Stores,
                               Services Life Insurance Company                      Inc. (August 1999 to present).
                               and ReliaStar Life Insurance
                               Company of New York (since
                               1995), Chairman of Northern
                               Life Insurance Company (since
                               1992), Chairman and
                               Director/Trustee of the Northstar
                               affiliated investment companies
                               (since October 1993). Mr. Turner
                               was formerly Director of
                               Northstar Investment
                               Management Corporation and its
                               affiliates (1993 to 1999).

(1) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(2) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)

                                                              Term of Office
 Name, Address                           Position(s)           and Length of
    and Age                            Held with Fund           Time Served
    -------                            --------------           -----------
Officers:

James M. Hennessy              President, Chief Executive     Since April 1995
7337 E. Doubletree Ranch Rd.   Officer, and Chief Operating
Scottsdale, Arizona 85258      Officer
Age: 52

Mary Lisanti                   Executive Vice President and   Since May 1998
7337 E. Doubletree             Chief Operating Officer --
Ranch Rd.                      Domestic Equities; Senior
Scottsdale, Arizona 85258      Prtfolio Manager Pilgrim
Age: 45                        Equity Trust, Pilgrim Growth
                               Opportunities Fund, Pilgrim
                               Mayflower Trust, and Pilgrim
                               SmallCap Opportunities
                               Fund.

                                                                 Number of
                                        Principal              Porfolios in                Other
                                      Occupation(s)            Fund Complex            Directorships
     Name, Address                      during the              Overseen by               held by
       and Age                       Past Five Years             Director                 Director
       -------                       ---------------             --------                 --------
Officers:

James M. Hennessy              President and Chief Executive       --             --
7337 E. Doubletree Ranch Rd.   Officer of each of the Pilgrim
Scottsdale, Arizona 85258      Funds (since February 2001);
Age: 52                        Chief Operating Officer of each
                               of the Pilgrim Funds (since July
                               2000); Director of ING Pilgrim
                               Group, LLC, ING Pilgrim
                               Investments, LLC, ING Pilgrim
                               Securities, Inc., ING Pilgrim
                               Capital Corporation, LLC, ING
                               Lexington Management
                               Corporation, Lexington Funds
                               Distributor, Inc., Market Systems
                               Research Advisors, Inc., Market
                               Systems Research, Inc., Express
                               America T.C. Corporation,
                               EAMC Liquidation Corp. (since
                               December 2000); and President
                               and Chief Executive Officer of
                               ING Pilgrim Investments, LLC,
                               ING Pilgrim Group, LLC, ING
                               Pilgrim Capital Corporation,
                               LLC, ING Lexington
                               Management Corporation, Express
                               America T.C. Corporation,
                               EAMC Liquidation Corp. (since
                               December 2000). Formerly Senior
                               Executive Vice President (June
                               2000 - December 2000) and
                               Secretary (April 1995 - December
                               2000), ING Pilgrim Capital
                               Corporation, ING Pilgrim Group,
                               Inc., ING Pilgrim Investments,
                               Inc., ING Lexington Management
                               Corporation, Express America
                               T.C. Corporation, EAMC
                               Liquidation Corp.; Senior
                               Executive Vice President (July
                               2000 - February 2001) and
                               Secretary (April 1995 - February
                               2001) of each of the Pilgrim
                               Funds; Executive Vice President,
                               Pilgrim Capital Corporation and
                               its affiliates (May 1998 - June
                               2000) and Senior Vice President,
                               Pilgrim Capital and its affiliates
                               (April 1995 - April 1998).

Mary Lisanti                   Executive Vice President of the     --             --
7337 E. Doubletree             Pilgrim Funds (since May 1998).
Ranch Rd.                      Formerly Portfolio Manager,
Scottsdale, Arizona 85258      Strong Capital Management; and
Age: 45                        Managing Director and Head of
                               Small- and Mid-Capitalization
                               Equity Strategies at Bankers Trust
                               Corp. (1993-1996).

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)

                                                                Term of Office
 Name, Address                          Position(s)              and Length of
    and Age                           Held with Fund              Time Served
    -------                           --------------              -----------
Ralph G. Norton III               Senior Vice President          Since August
7337 E. Doubletree Ranch Rd.                                     2001
Scottsdale, Arizona 85258
Age: 42

Michael J. Roland                 Senior Vice President and      Since June 1998
7337 E. Doubletree Ranch Rd.      Principal Financial Officer.
Scottsdale, Arizona 85258
Age: 43

Robert S. Naka                    Senior Vice President and      Since August
7337 E. Doubletree Ranch Rd.      Assistant Secretary.           1995
Scottsdale, Arizona 85258
Age: 38

Robyn L. Ichilov                  Vice President and Treasurer   Since November
7337 E. Doubletree Ranch Rd.                                     1995
Scottsdale, Arizona 85258
Age: 34

                                                                        Number of
                                        Principal                     Porfolios in                Other
                                      Occupation(s)                   Fund Complex            Directorships
     Name, Address                      during the                     Overseen by               held by
       and Age                       Past Five Years                    Director                 Director
       -------                       ---------------                    --------                 --------
Ralph G. Norton III            Senior Vice President and Chief             --                      --
7337 E. Doubletree Ranch Rd.   Investment Officer, Fixed Income,
Scottsdale, Arizona 85258      ING Pilgrim Investments, LLC
Age: 42                        (since August 2001). Formerly,
                               Senior Market Strategist, Aeltus
                               Investment Management, Inc.
                               (from January 2001 to August
                               2001); Chief Investment Officer,
                               ING Mutual Funds Management
                               Co. (1990 to January 2001).

Michael J. Roland              Senior Vice President and                   --                      --
7337 E. Doubletree Ranch Rd.   Principal Financial Officer
Scottsdale, Arizona 85258      (since June 1998) of the Funds;
Age: 43                        Senior Vice President and
                               Principal Financial Officer
                               (since June 1998) of ING Pilgrim
                               Group, LLC, ING Pilgrim
                               Investments, LLC, and ING Pilgrim
                               Securities, Inc. He served in
                               same capacity from January 1995 -
                               April 1997. Formerly, Chief
                               Financial Officer of Endeaver
                               Group (April 1997 to June 1998).

Robert S. Naka                 Senior Vice President, ING                  --                      --
7337 E. Doubletree Ranch Rd.   Pilgrim Investments, LLC (since
Scottsdale, Arizona 85258      November 1999) and ING
Age: 38                        Pilgrim Group, LLC (since August
                               1999); Senior Vice President and
                               Assistant Secretary of the Pilgrim
                               Funds. Formerly Vice President,
                               ING Pilgrim Investments, Inc.
                               (April 1997 - October 1999),
                               ING Pilgrim Group, Inc.
                               (February 1997 - August 1999)
                               and Assistant Vice President, ING
                               Pilgrim Group, Inc. (August
                               1995-February 1997).

Robyn L. Ichilov               Vice President, ING Pilgrim                 --                      --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since August
Scottsdale, Arizona 85258      1997); Accounting Manager (since
Age: 34                        November 1995); Vice President
                               and Treasurer of most of the
                               Pilgrim Funds.

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)

                                                                Term of Office
 Name, Address                          Position(s)              and Length of
    and Age                           Held with Fund              Time Served
    -------                           --------------              -----------
Kimberly A. Anderson           Vice President and Secretary      Since August
7337 E. Doubletree Ranch Rd.                                     1999
Scottsdale, Arizona 85258
Age: 37

Todd Modic                     Assistant Vice President          Since August
7337 E. Doubletree Ranch Rd.                                     2001
Scottsdale, Arizona 85258
Age: 34

Maria M. Anderson              Assistant Vice President          Since August
7337 E. Doubletree Ranch Rd.                                     2001
Scottsdale, Arizona 85258
Age: 43

Denis P. Jamison               Senior Vice President and         Since July 2000
7337 E. Doubletree Ranch Rd.   Senior Portfolio Manager
Scottsdale, Arizona 85258
Age: 54

Robert K. Kinsey               Vice President and Portfolio      Since March
7337 E. Doubletree Ranch Rd.   Manager                           1999
Scottsdale, Arizona 85258
Age: 43

                                                                       Number of
                                        Principal                    Porfolios in                Other
                                      Occupation(s)                  Fund Complex            Directorships
     Name, Address                      during the                    Overseen by               held by
       and Age                       Past Five Years                   Director                 Director
       -------                       ---------------                   --------                 --------
Kimberly A. Anderson           Vice President of ING Pilgrim              --                     --
7337 E. Doubletree Ranch Rd.   Group, LLC (since January 2001)
Scottsdale, Arizona 85258      and Vice President and Secretary
Age: 37                        of each of the Pilgrim Funds
                               (since February 2001). Formerly
                               Assistant Vice President and
                               Assistant Secretary of each of the
                               Pilgrim Funds (August
                               1999-February 2001) and
                               Assistant Vice President of ING
                               Pilgrim Group, Inc. (November
                               1999-January 2001). Ms.
                               Anderson has held various other
                               positions with ING Pilgrim
                               Group, Inc. for more than the last
                               five years.

Todd Modic                     Assistant Vice President of each of        --                     --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001); Director of Financial
Age: 34                        Reporting ING Pilgrim (since
                               March 2001) Formerly Director of
                               Financial Reporting Axient
                               Communications, Inc (since May
                               2000 - January 2001) and Director
                               of Finance with Rural/Metro
                               Corporation (since March 1995 - May
                               2000).

Maria M. Anderson              Assistant Vice President of each of        --                     --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001). Formerly Manager of Fund
Age: 43                        Accounting and Fund Compliance
                               (Since September 1999-
                               November 2001); Section Manager of
                               Fund Accounting with Stein Roe
                               Mutual Funds (since July 1998 -August
                               1999) and Financial Reporting Analyst
                               with Stein Roe Mutual Funds (since
                               August 1997 - July 1998.

Denis P. Jamison               Senior Vice President, ING
7337 E. Doubletree Ranch Rd.   Pilgrim Investments, LLC (since
Scottsdale, Arizona 85258      July 2000). Formerly, Senior Vice
Age: 54                        President for Lexington
                               Management Corporation (which was
                               acquired by ING Pilgrim's parent
                               company in July 2000)(from July
                               1981 to July 2000).

Robert K. Kinsey               Vice President, ING Pilgrim                --                     --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since March
Scottsdale, Arizona 85258      1999). Formerly, Vice President
Age: 43                        and Fixed Income Sub-Adviser,
                               Federated Investors (January 1995
                               - March 1999); Principal and
                               Sub-Adviser, Harris Investment
                               Management (July 1992 -
                               January 1995).